UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-7.49%	6.33%	6.38%
Class T (incl. 3.50% sales charge)	-5.47%	6.60%	6.41%
Class B (incl. contingent deferred sales charge) A	-7.25%	6.45%	6.43%
Class C (incl. contingent deferred sales charge) B	-3.50%	6.80%	6.22%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on December 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks gained modestly in 2015, rebounding from a steep decline in August and September over worries about China's slowing economic growth. The S&P 500® index rose 1.38% for the period, its lowest calendar-year return since 2008. After the late-summer rout, stocks sharply reversed course in October, lifted by the Federal Reserve's decision to put off raising near-term interest rates until mid-December. Investors also were encouraged by an interest-rate cut in China and economic stimulus in Europe. Overall, growth stocks fared much better than their value counterparts, as investors sought growth in a subpar economic environment. This helped lift the technology-heavy Nasdaq Composite Index® 6.96% for the year. Sector performance in the broader market was split, with five of 10 sectors in the S&P 500® gaining ground and five retreating. Consumer discretionary (+10%) led the way, benefiting from rising personal income and low inflation. Health care (+7%), consumer staples (+7%) and information technology (+6%) also outpaced the broad market amid strong fundamentals. Conversely, the energy sector (-21%) was by far the worst performer, stung by deflated commodity prices that also hit materials (-8%). The defensive, but rate-sensitive utilities sector (-5%) lost ground on the cusp of Fed tightening, while industrials (-3%) were dragged down with energy prices and a slower-growing China.

Comments from Portfolio Manager Thomas Allen: For the full-year period, the fund's share classes recorded small declines that, overall, were roughly in line with the -2.18% return of the benchmark S&P MidCap 400 index. Positioning in information technology, energy, materials and health care aided the fund's performance versus the index. Underweighting the lower end of the benchmark's market capitalization spectrum also was helpful, as larger-caps tended to perform better this period. At the stock level, Global Payments was the fund's top contributor. The provider of payment processing services announced strong quarterly results in both July and October, which aided its stock. Electronic Arts, a leading maker of video games, also was helpful, as were Freescale Semiconductor and Netherlands-based NXP Semiconductors. All three were non-index positions. NXP closed a deal to buy Freescale during the period. Conversely, performance was hampered by stock picking in industrials and financials. In the former category, a non-index position in Spirit Airlines was by far our biggest relative detractor. Another detractor from transportation - a group where I reduced the fund's allocation during the period - was less-than-truckload (LTL) hauler and logistics provider Saia. One detractor from the technology sector was Belden, a manufacturer of networking, connectivity and cable products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 934.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.29%
Actual		$ 1,000.00	$ 934.10	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class B	1.89%
Actual		$ 1,000.00	$ 931.60	$ 9.20
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 931.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Class I	.77%
Actual		$ 1,000.00	$ 936.70	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class Z	.64%
Actual		$ 1,000.00	$ 937.10	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.6	1.4
Jones Lang LaSalle, Inc.	1.1	1.0
CBRE Group, Inc.	1.1	1.1
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.0	1.0
Cardinal Health, Inc.	1.0	1.1
McGraw Hill Financial, Inc.	1.0	0.9
Textron, Inc.	1.0	1.2
CDW Corp.	0.9	0.8
Steris PLC	0.9	0.9
	10.7
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	23.8
Financials	20.4	18.0
Consumer Discretionary	17.8	18.5
Industrials	14.5	15.5
Health Care	13.6	13.8
Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Stocks 99.6%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.8%	** Foreign investments	11.6%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.6%
Delphi Automotive PLC	165,196	$ 14,162,253
Gentex Corp.	797,914	12,774,603
Johnson Controls, Inc.	124,754	4,926,535
Modine Manufacturing Co. (a)	48,900	442,545
Tenneco, Inc. (a)	60,708	2,787,104
Visteon Corp.	80,246	9,188,167
		44,281,207
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	621,900	13,544,982
ServiceMaster Global Holdings, Inc. (a)	70,000	2,746,800
		16,291,782
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	27,342	1,311,049
Buffalo Wild Wings, Inc. (a)	29,500	4,709,675
DineEquity, Inc.	235,600	19,948,252
Interval Leisure Group, Inc.	159,200	2,485,112
Jubilant Foodworks Ltd.	24,798	553,623
Las Vegas Sands Corp.	200,879	8,806,535
Panera Bread Co. Class A (a)	33,100	6,447,218
Texas Roadhouse, Inc. Class A	321,600	11,503,632
The Restaurant Group PLC	57,000	576,022
Wyndham Worldwide Corp.	265,878	19,316,037
		75,657,155
Household Durables - 4.1%
Ethan Allen Interiors, Inc.	34,500	959,790
Harman International Industries, Inc.	67,801	6,387,532
iRobot Corp. (a)(d)	8,600	304,440
Jarden Corp. (a)	422,200	24,116,064
Lennar Corp. Class A	431,200	21,089,992
Mohawk Industries, Inc. (a)	13,000	2,462,070
NVR, Inc. (a)	13,570	22,295,510
PulteGroup, Inc.	1,184,700	21,111,354
Toll Brothers, Inc. (a)	350,000	11,655,000
Whirlpool Corp.	17,195	2,525,430
		112,907,182
Leisure Products - 0.9%
Brunswick Corp.	165,000	8,334,150
Polaris Industries, Inc.	179,208	15,402,928
		23,737,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.6%
AMC Networks, Inc. Class A (a)	140,300	$ 10,477,604
Interpublic Group of Companies, Inc.	757,694	17,639,116
John Wiley & Sons, Inc. Class A	6,100	274,683
Lions Gate Entertainment Corp. (d)	127,100	4,116,769
MDC Partners, Inc. Class A	22,900	497,388
Naspers Ltd. Class N	20,600	2,815,697
News Corp. Class A	263,100	3,515,016
Omnicom Group, Inc.	45,900	3,472,794
		42,809,067
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	298,700	23,065,614
Specialty Retail - 3.0%
AutoZone, Inc. (a)	17,600	13,057,616
Dick's Sporting Goods, Inc.	174,600	6,172,110
Foot Locker, Inc.	221,833	14,439,110
GNC Holdings, Inc.	280,600	8,704,212
L Brands, Inc.	47,400	4,541,868
Party City Holdco, Inc.	61,400	792,674
Select Comfort Corp. (a)	24,100	515,981
Signet Jewelers Ltd.	116,422	14,400,237
TJX Companies, Inc.	179,200	12,707,072
Urban Outfitters, Inc. (a)	123,600	2,811,900
Williams-Sonoma, Inc.	62,500	3,650,625
		81,793,405
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	185,500	8,755,600
G-III Apparel Group Ltd. (a)	425,530	18,833,958
Hanesbrands, Inc.	256,000	7,534,080
Kate Spade & Co. (a)	122,700	2,180,379
Page Industries Ltd.	7,027	1,417,091
PVH Corp.	151,900	11,187,435
Ralph Lauren Corp.	89,400	9,966,312
VF Corp.	70,324	4,377,669
		64,252,524
TOTAL CONSUMER DISCRETIONARY		484,795,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
C&C Group PLC	483,326	$ 1,950,270
Dr. Pepper Snapple Group, Inc.	219,303	20,439,040
		22,389,310
Food & Staples Retailing - 0.9%
CVS Health Corp.	138,590	13,549,944
Kroger Co.	278,800	11,662,204
		25,212,148
Food Products - 0.5%
Amplify Snack Brands, Inc.	24,000	276,480
Archer Daniels Midland Co.	43,067	1,579,698
Britannia Industries Ltd.	4,994	222,928
Bunge Ltd.	128,330	8,762,372
Ingredion, Inc.	19,749	1,892,744
		12,734,222
TOTAL CONSUMER STAPLES		60,335,680
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	86,700	4,001,205
Dril-Quip, Inc. (a)	161,400	9,559,722
Ensco PLC Class A	35,700	549,423
Halliburton Co.	280,400	9,544,816
Oceaneering International, Inc.	189,600	7,113,792
		30,768,958
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	128,368	5,708,525
Cimarex Energy Co.	99,847	8,924,325
Columbia Pipeline Group, Inc.	22,154	443,080
Emerald Oil, Inc. warrants 2/4/16 (a)	2,844	0
Energen Corp.	8,961	367,311
EOG Resources, Inc.	17,400	1,231,746
Newfield Exploration Co. (a)	185,100	6,026,856
PDC Energy, Inc. (a)	25,300	1,350,514
Phillips 66 Co.	78,260	6,401,668
Rice Energy, Inc. (a)	27,500	299,750
SM Energy Co.	92,700	1,822,482
Southwestern Energy Co. (a)(d)	433,700	3,083,607
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	600,400	$ 15,499,232
Western Refining, Inc.	49,000	1,745,380
		52,904,476
TOTAL ENERGY		83,673,434
FINANCIALS - 20.3%
Banks - 6.4%
Boston Private Financial Holdings, Inc.	540,367	6,127,762
CIT Group, Inc.	176,100	6,991,170
Comerica, Inc.	267,040	11,170,283
Commerce Bancshares, Inc.	278,255	11,836,968
CVB Financial Corp.	389,200	6,585,264
First Citizen Bancshares, Inc.	15,200	3,924,184
First Commonwealth Financial Corp.	384,000	3,482,880
First Republic Bank	184,400	12,181,464
Hilltop Holdings, Inc. (a)	129,596	2,490,835
Huntington Bancshares, Inc.	1,623,357	17,954,328
Investors Bancorp, Inc.	918,100	11,421,164
Lakeland Financial Corp.	229,786	10,712,623
M&T Bank Corp.	135,200	16,383,536
PacWest Bancorp	202,055	8,708,571
Prosperity Bancshares, Inc.	85,600	4,096,816
Regions Financial Corp.	1,304,600	12,524,160
SunTrust Banks, Inc.	365,115	15,641,527
UMB Financial Corp.	265,500	12,359,025
Valley National Bancorp	88,600	872,710
		175,465,270
Capital Markets - 3.1%
Ameriprise Financial, Inc.	94,987	10,108,517
E*TRADE Financial Corp. (a)	61,000	1,808,040
Franklin Resources, Inc.	66,500	2,448,530
Greenhill & Co., Inc.	80,300	2,297,383
Invesco Ltd.	598,200	20,027,736
Lazard Ltd. Class A	280,268	12,614,863
Legg Mason, Inc.	82,200	3,224,706
PJT Partners, Inc. (a)	11,572	327,372
Raymond James Financial, Inc.	278,524	16,146,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Stifel Financial Corp. (a)	199,900	$ 8,467,764
The Blackstone Group LP	274,419	8,024,012
		85,494,959
Consumer Finance - 1.6%
American Express Co.	21,615	1,503,323
Capital One Financial Corp.	164,300	11,859,174
Discover Financial Services	83,100	4,455,822
OneMain Holdings, Inc. (a)	121,700	5,055,418
SLM Corp. (a)	2,971,669	19,375,282
Synchrony Financial (a)	54,500	1,657,345
		43,906,364
Diversified Financial Services - 1.2%
CRISIL Ltd.	27,931	827,436
McGraw Hill Financial, Inc.	275,871	27,195,363
Moody's Corp.	55,100	5,528,734
		33,551,533
Insurance - 4.5%
ACE Ltd.	11,000	1,285,350
AFLAC, Inc.	241,500	14,465,850
Bajaj Finserv Ltd.	19,464	583,220
Brown & Brown, Inc.	18,900	606,690
First American Financial Corp.	489,700	17,580,230
Hiscox Ltd.	597,954	9,291,050
Marsh & McLennan Companies, Inc.	393,315	21,809,317
Primerica, Inc.	188,858	8,919,763
Principal Financial Group, Inc.	378,700	17,033,926
Progressive Corp.	108,700	3,456,660
Reinsurance Group of America, Inc.	228,891	19,581,625
The Chubb Corp.	49,000	6,499,360
The Travelers Companies, Inc.	3,000	338,580
		121,451,621
Real Estate Investment Trusts - 0.4%
Ladder Capital Corp. Class A	474,242	5,890,086
Mid-America Apartment Communities, Inc.	39,796	3,613,875
SL Green Realty Corp.	2,800	316,344
VEREIT, Inc.	258,600	2,048,112
		11,868,417
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	850,291	29,403,063
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colliers International Group, Inc.	8,200	$ 365,310
Jones Lang LaSalle, Inc.	189,131	30,234,482
Realogy Holdings Corp. (a)	7,400	271,358
		60,274,213
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	141,233	1,881,224
BofI Holding, Inc. (a)(d)	36,400	766,220
Essent Group Ltd. (a)	827,129	18,105,854
Housing Development Finance Corp. Ltd.	115,375	2,192,749
		22,946,047
TOTAL FINANCIALS		554,958,424
HEALTH CARE - 13.6%
Biotechnology - 0.9%
Amgen, Inc.	11,000	1,785,630
Baxalta, Inc.	117,700	4,593,831
Biogen, Inc. (a)	18,500	5,667,475
BioMarin Pharmaceutical, Inc. (a)	2,900	303,804
Medivation, Inc. (a)	6,800	328,712
United Therapeutics Corp. (a)	66,300	10,383,243
		23,062,695
Health Care Equipment & Supplies - 4.3%
Alere, Inc. (a)	12,000	469,080
Becton, Dickinson & Co.	59,000	9,091,310
Boston Scientific Corp. (a)	1,273,010	23,474,304
DENTSPLY International, Inc.	267,700	16,289,545
Hologic, Inc. (a)	532,300	20,594,687
St. Jude Medical, Inc.	21,300	1,315,701
Steris PLC	322,600	24,304,684
Zimmer Biomet Holdings, Inc.	212,000	21,749,080
		117,288,391
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	317,355	28,330,281
Cigna Corp.	32,900	4,814,257
Community Health Systems, Inc. (a)	162,400	4,308,472
DaVita HealthCare Partners, Inc. (a)	250,000	17,427,500
HCA Holdings, Inc. (a)	216,355	14,632,089
Laboratory Corp. of America Holdings (a)	116,800	14,441,152
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	85,906	$ 16,943,240
Molina Healthcare, Inc. (a)	10,700	643,391
Surgery Partners, Inc. (a)(d)	62,300	1,276,527
Surgical Care Affiliates, Inc. (a)	35,300	1,405,293
Universal Health Services, Inc. Class B	2,100	250,929
		104,473,131
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	279,195	11,673,143
Bruker Corp. (a)	211,300	5,128,251
Thermo Fisher Scientific, Inc.	163,530	23,196,731
		39,998,125
Pharmaceuticals - 3.1%
Allergan PLC (a)	63,894	19,966,875
Catalent, Inc. (a)	170,100	4,257,603
Endo Health Solutions, Inc. (a)	297,900	18,237,438
Horizon Pharma PLC (a)	56,300	1,220,021
Jazz Pharmaceuticals PLC (a)	136,966	19,251,941
Perrigo Co. PLC	3,600	520,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	325,282	21,351,510
		84,806,308
TOTAL HEALTH CARE		369,628,650
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	135,578	9,287,093
Esterline Technologies Corp. (a)	78,644	6,370,164
Huntington Ingalls Industries, Inc.	81,300	10,312,905
Rockwell Collins, Inc.	152,300	14,057,290
Textron, Inc.	627,163	26,347,118
		66,374,570
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	83,700	5,191,074
FedEx Corp.	124,846	18,600,806
		23,791,880
Airlines - 1.4%
Allegiant Travel Co.	21,700	3,641,911
Copa Holdings SA Class A	23,000	1,109,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	269,962	$ 11,624,564
Spirit Airlines, Inc. (a)	513,245	20,452,813
		36,829,268
Building Products - 0.5%
A.O. Smith Corp.	68,200	5,224,802
Lennox International, Inc.	71,889	8,978,936
		14,203,738
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	36,400	1,383,564
G&K Services, Inc. Class A	66,800	4,201,720
Herman Miller, Inc.	100,000	2,870,000
HNI Corp.	75,080	2,707,385
KAR Auction Services, Inc.	106,592	3,947,102
Knoll, Inc.	350,200	6,583,760
Matthews International Corp. Class A	35,500	1,897,475
Multi-Color Corp.	22,500	1,345,725
Republic Services, Inc.	101,552	4,467,272
		29,404,003
Construction & Engineering - 1.1%
AECOM (a)	10,600	318,318
EMCOR Group, Inc.	308,921	14,840,565
Jacobs Engineering Group, Inc. (a)	261,076	10,952,138
Quanta Services, Inc. (a)	123,151	2,493,808
		28,604,829
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,263,631
Rockwell Automation, Inc.	5,400	554,094
		3,817,725
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	79,856	15,155,870
Machinery - 4.5%
AGCO Corp.	232,500	10,553,175
Caterpillar, Inc.	18,763	1,275,133
Colfax Corp. (a)	267,780	6,252,663
Cummins, Inc.	69,457	6,112,911
Deere & Co. (d)	120,700	9,205,789
IDEX Corp.	5,654	433,153
Illinois Tool Works, Inc.	146,593	13,586,239
Ingersoll-Rand PLC	214,572	11,863,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc. (d)	289,643	$ 4,446,020
Mueller Industries, Inc.	236,240	6,402,104
Rexnord Corp. (a)	1,207,395	21,877,997
Snap-On, Inc.	54,300	9,308,649
Stanley Black & Decker, Inc.	25,500	2,721,615
Valmont Industries, Inc.	48,423	5,133,806
Wabtec Corp.	38,240	2,719,629
Woodward, Inc.	174,941	8,687,570
Xylem, Inc.	90,100	3,288,650
		123,868,789
Professional Services - 0.7%
CEB, Inc.	76,800	4,714,752
Dun & Bradstreet Corp.	142,884	14,849,934
		19,564,686
Road & Rail - 0.6%
ArcBest Corp.	10,300	220,317
CSX Corp.	63,900	1,658,205
J.B. Hunt Transport Services, Inc.	17,700	1,298,472
Old Dominion Freight Lines, Inc. (a)	92,200	5,446,254
Saia, Inc. (a)	253,524	5,640,909
Swift Transporation Co. (a)	198,200	2,739,124
		17,003,281
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	348,388	11,664,030
HD Supply Holdings, Inc. (a)	28,100	843,843
Misumi Group, Inc.	254,400	3,514,194
WESCO International, Inc. (a)	37,200	1,624,896
		17,646,963
TOTAL INDUSTRIALS		396,265,602
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	285,045	2,616,713
CommScope Holding Co., Inc. (a)	413,491	10,705,282
F5 Networks, Inc. (a)	152,055	14,743,253
Juniper Networks, Inc.	64,905	1,791,378
		29,856,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	222,423	$ 12,050,878
Avnet, Inc.	282,937	12,121,021
Belden, Inc.	292,500	13,946,400
CDW Corp.	607,851	25,554,056
IPG Photonics Corp. (a)(d)	108,100	9,638,196
Jabil Circuit, Inc.	85,500	1,991,295
Keysight Technologies, Inc. (a)	119,947	3,398,099
Littelfuse, Inc.	9,900	1,059,399
Methode Electronics, Inc. Class A	180,500	5,745,315
TE Connectivity Ltd.	246,030	15,895,998
Trimble Navigation Ltd. (a)	564,000	12,097,800
Zebra Technologies Corp. Class A (a)	52,700	3,670,555
		117,169,012
Internet Software & Services - 0.7%
Alphabet, Inc. Class C	20,173	15,308,886
Tencent Holdings Ltd.	180,200	3,528,314
		18,837,200
IT Services - 10.3%
Alliance Data Systems Corp. (a)	75,705	20,937,732
Blackhawk Network Holdings, Inc. (a)	510,450	22,566,995
Broadridge Financial Solutions, Inc.	103,954	5,585,448
Cognizant Technology Solutions Corp. Class A (a)	24,900	1,494,498
Euronet Worldwide, Inc. (a)	328,291	23,778,117
EVERTEC, Inc.	343,756	5,754,475
Fidelity National Information Services, Inc.	331,443	20,085,446
Fiserv, Inc. (a)	239,794	21,931,559
FleetCor Technologies, Inc. (a)	131,664	18,818,736
Genpact Ltd. (a)	916,143	22,885,252
Global Payments, Inc.	655,942	42,314,817
Maximus, Inc.	150,400	8,460,000
The Western Union Co.	499,500	8,946,045
Total System Services, Inc.	575,247	28,647,301
Vantiv, Inc. (a)	193,700	9,185,254
Visa, Inc. Class A	139,500	10,818,225
Xerox Corp.	918,915	9,768,066
		281,977,966
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	607,800	5,233,158
Broadcom Corp. Class A	254,500	14,715,190
Cree, Inc. (a)	273,400	7,291,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	234,300	$ 2,989,668
Maxim Integrated Products, Inc.	198,400	7,539,200
Microchip Technology, Inc. (d)	35,052	1,631,320
NVIDIA Corp.	488,443	16,099,081
NXP Semiconductors NV (a)	266,938	22,489,527
Qorvo, Inc. (a)	25,550	1,300,495
Semtech Corp. (a)	111,400	2,107,688
		81,396,905
Software - 3.9%
Activision Blizzard, Inc.	470,840	18,226,216
Cadence Design Systems, Inc. (a)	817,700	17,016,337
Electronic Arts, Inc. (a)	417,810	28,711,903
Fair Isaac Corp.	114,500	10,783,610
Intuit, Inc.	65,906	6,359,929
Parametric Technology Corp. (a)	306,373	10,609,697
Synopsys, Inc. (a)	302,600	13,801,586
		105,509,278
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	367,367	9,433,985
SanDisk Corp.	146,000	11,094,540
Western Digital Corp.	159,500	9,577,975
		30,106,500
TOTAL INFORMATION TECHNOLOGY		664,853,487
MATERIALS - 3.0%
Chemicals - 2.1%
Albemarle Corp. U.S.	265,842	14,889,810
Ashland, Inc.	28,257	2,901,994
Eastman Chemical Co.	184,700	12,469,097
Ferro Corp. (a)	547,104	6,083,796
PolyOne Corp.	316,457	10,050,674
PPG Industries, Inc.	34,200	3,379,644
Praxair, Inc.	63,000	6,451,200
		56,226,215
Containers & Packaging - 0.4%
Aptargroup, Inc.	62,200	4,518,830
WestRock Co.	176,400	8,047,368
		12,566,198
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
B2Gold Corp. (a)	2,774,500	$ 2,807,184
New Gold, Inc. (a)	671,800	1,563,342
Randgold Resources Ltd. sponsored ADR	14,000	867,020
		5,237,546
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	337,100	8,606,163
TOTAL MATERIALS		82,636,122
UTILITIES - 0.6%
Electric Utilities - 0.5%
Exelon Corp.	378,800	10,519,276
OGE Energy Corp.	96,817	2,545,319
		13,064,595
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. (a)	58,500	846,495
Dynegy, Inc. (a)	87,108	1,167,247
		2,013,742
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,898,782
NiSource, Inc.	22,154	432,225
		2,331,007
TOTAL UTILITIES		17,409,344
TOTAL COMMON STOCKS (Cost $2,422,616,627)		2,714,555,757
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,573,985
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b)	14,829,408	$ 14,829,408
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	21,287,730	21,287,730
TOTAL MONEY MARKET FUNDS (Cost $36,117,138)		36,117,138
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,461,616,712)		2,754,246,880
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(25,753,196)
NET ASSETS - 100%		$ 2,728,493,684
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,550
Fidelity Securities Lending Cash Central Fund	146,770
Total	$ 174,320
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 484,795,014	$ 480,008,603	$ 4,786,411	$ -
Consumer Staples	60,335,680	60,112,752	222,928	-
Energy	83,673,434	83,673,434	-	-
Financials	558,532,409	554,929,004	3,603,405	-
Health Care	369,628,650	369,628,650	-	-
Industrials	396,265,602	392,751,408	3,514,194	-
Information Technology	664,853,487	661,325,173	3,528,314	-
Materials	82,636,122	82,636,122	-	-
Utilities	17,409,344	17,409,344	-	-
Money Market Funds	36,117,138	36,117,138	-	-
Total Investments in Securities:	$ 2,754,246,880	$ 2,738,591,628	$ 15,655,252	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
Bermuda	3.8%
Ireland	2.6%
Canada	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $20,898,043) - See accompanying schedule: Unaffiliated issuers (cost $2,425,499,574)	$ 2,718,129,742
Fidelity Central Funds (cost $36,117,138)	36,117,138
Total Investments (cost $2,461,616,712)		$ 2,754,246,880
Foreign currency held at value (cost $307)		308
Receivable for investments sold		804,632
Receivable for fund shares sold		3,085,127
Dividends receivable		2,985,445
Distributions receivable from Fidelity Central Funds		21,053
Prepaid expenses		6,125
Other receivables		8,322
Total assets		2,761,157,892

Liabilities
Payable for investments purchased	$ 3,907,014
Payable for fund shares redeemed	5,040,435
Accrued management fee	1,266,870
Distribution and service plan fees payable	562,504
Other affiliated payables	542,567
Other payables and accrued expenses	57,088
Collateral on securities loaned, at value	21,287,730
Total liabilities		32,664,208

Net Assets		$ 2,728,493,684
Net Assets consist of:
Paid in capital		$ 2,423,079,552
Undistributed net investment income		27,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,757,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		292,628,840
Net Assets		$ 2,728,493,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($827,590,068 ÷ 46,902,842 shares)	$ 17.64

Maximum offering price per share (100/94.25 of $17.64)	$ 18.72
Class T: Net Asset Value and redemption price per share ($384,754,527 ÷ 22,269,314 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($12,623,841 ÷ 782,173 shares)A	$ 16.14

Class C: Net Asset Value and offering price per share ($252,139,626 ÷ 15,622,687 shares)A	$ 16.14

Class I: Net Asset Value, offering price and redemption price per share ($1,225,670,041 ÷ 67,687,594 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($25,715,581 ÷ 1,420,078 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 32,965,031
Interest		5
Income from Fidelity Central Funds		174,320
Total income		33,139,356

Expenses
Management fee	$ 16,281,330
Transfer agent fees	5,910,596
Distribution and service plan fees	7,293,570
Accounting and security lending fees	883,648
Custodian fees and expenses	67,424
Independent trustees' compensation	12,752
Registration fees	124,559
Audit	82,765
Legal	7,993
Interest	1,706
Miscellaneous	20,520
Total expenses before reductions	30,686,863
Expense reductions	(103,760)	30,583,103
Net investment income (loss)		2,556,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,857,734
Foreign currency transactions	21,500
Total net realized gain (loss)		170,879,234
Change in net unrealized appreciation (depreciation) on: Investment securities	(217,717,971)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(217,717,637)
Net gain (loss)		(46,838,403)
Net increase (decrease) in net assets resulting from operations		$ (44,282,150)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,556,253	$ (3,287,897)
Net realized gain (loss)	170,879,234	445,778,441
Change in net unrealized appreciation (depreciation)	(217,717,637)	(267,126,396)
Net increase (decrease) in net assets resulting from operation	(44,282,150)	175,364,148
Distributions to shareholders from net investment income	(1,692,772)	-
Distributions to shareholders from net realized gain	(124,376,838)	(436,123,277)
Total distributions	(126,069,610)	(436,123,277)
Share transactions - net increase (decrease)	(124,725,093)	68,144,327
Total increase (decrease) in net assets	(295,076,853)	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $27,571 and accumulated net investment loss of $38,431, respectively)	$ 2,728,493,684	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Income from Investment Operations
Net investment income (loss) C	.01	(.02)	.01	.07	(.05)
Net realized and unrealized gain (loss)	(.36)	1.13	5.99	2.22	(1.83)
Total from investment operations	(.35)	1.11	6.00	2.29	(1.88)
Distributions from net realized gain	(.84)	(3.06)	(2.65)	(.88)	-
Net asset value, end of period	$ 17.64	$ 18.83	$ 20.78	$ 17.43	$ 16.02
Total ReturnA, B	(1.85)%	5.93%	35.43%	14.41%	(10.50)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.06%	1.07%	1.10%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%	1.07%	1.10%	1.15%	1.16%
Expenses net of all reductions	1.05%	1.06%	1.09%	1.13%	1.15%
Net investment income (loss)	.06%	(.09)%	.06%	.38%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 827,590	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.03)	.03	(.08)
Net realized and unrealized gain (loss)	(.35)	1.11	5.92	2.20	(1.83)
Total from investment operations	(.38)	1.04	5.89	2.23	(1.91)
Distributions from net realized gain	(.84)	(3.06)	(2.60)	(.88)	-
Net asset value, end of period	$ 17.28	$ 18.50	$ 20.52	$ 17.23	$ 15.88
Total ReturnA, B	(2.04)%	5.66%	35.23%	14.16%	(10.74)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.29%	1.29%	1.31%	1.33%	1.34%
Net investment income (loss)	(.17)%	(.32)%	(.16)%	.18%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,755	$ 429,512	$ 461,205	$ 388,598	$ 420,604
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Income from Investment Operations
Net investment income (loss) C	(.14)	(.18)	(.14)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.32)	1.05	5.67	2.12	(1.77)
Total from investment operations	(.46)	.87	5.53	2.06	(1.94)
Distributions from net realized gain	(.84)	(3.06)	(2.45)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.44	$ 19.63	$ 16.55	$ 15.37
Total ReturnA, B	(2.62)%	5.04%	34.42%	13.52%	(11.21)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.90%
Net investment income (loss)	(.77)%	(.92)%	(.74)%	(.38)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,624	$ 23,440	$ 35,770	$ 43,996	$ 57,534
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Income from Investment Operations
Net investment income (loss) C	(.12)	(.16)	(.13)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.33)	1.04	5.67	2.13	(1.76)
Total from investment operations	(.45)	.88	5.54	2.07	(1.93)
Distributions from net realized gain	(.84)	(3.06)	(2.51)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.43	$ 19.61	$ 16.58	$ 15.39
Total ReturnA, B	(2.57)%	5.09%	34.47%	13.57%	(11.14)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of fee waivers, if any	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of all reductions	1.82%	1.82%	1.84%	1.86%	1.86%
Net investment income (loss)	(.70)%	(.85)%	(.69)%	(.35)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,140	$ 277,963	$ 301,398	$ 233,542	$ 258,215
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Income from Investment Operations
Net investment income (loss)B	.07	.03	.06	.11	-F
Net realized and unrealized gain (loss)	(.37)	1.14	6.09	2.26	(1.87)
Total from investment operations	(.30)	1.17	6.15	2.37	(1.87)
Distributions from net investment income	(.03)	-	(.02)	(.04)	-
Distributions from net realized gain	(.84)	(3.06)	(2.67)	(.88)	-
Total distributions	(.86)G	(3.06)	(2.69)	(.92)	-
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.16	$ 17.70	$ 16.25
Total Return A	(1.52)%	6.11%	35.81%	14.67%	(10.32)%
Ratios to Average Net AssetsC, E
Expenses before reductions	.77%	.85%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.77%	.85%	.89%	.90%	.90%
Expenses net of all reductions	.77%	.85%	.88%	.88%	.89%
Net investment income (loss)	.35%	.13%	.28%	.63%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,670	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531
Portfolio turnover rateD	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.005 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class Z

Years ended December 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss)D	.09	.07	.04
Net realized and unrealized gain (loss)	(.36)	1.15	2.26
Total from investment operations	(.27)	1.22	2.30
Distributions from net investment income	(.05)	-	(.08)
Distributions from net realized gain	(.84)	(3.06)	(2.44)
Total distributions	(.89)	(3.06)	(2.52)
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.11
Total ReturnB, C	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsE, H
Expenses before reductions	.64%	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.64%	.65%A
Expenses net of all reductions	.64%	.63%	.64%A
Net investment income (loss)	.48%	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,716	$ 23,384	$ 12,172
Portfolio turnover rateF	27%	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 505,784,680
Gross unrealized depreciation	(219,029,246)
Net unrealized appreciation (depreciation) on securities	$ 286,755,434
Tax Cost	$ 2,467,491,446

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 67,572
Undistributed long-term capital gain	$ 20,334,590
Net unrealized appreciation (depreciation) on securities and other investments	$ 286,754,106

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,702,134)

The Fund acquired $1,702,134 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 1,692,772	$ 10,986,536
Long-term Capital Gains	124,376,838	425,136,741
Total	$ 126,069,610	$ 436,123,277

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $801,392,635 and $1,047,318,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,289,051	$ 5,170
Class T	.25%	.25%	2,099,471	-
Class B	.75%	.25%	180,068	135,051
Class C	.75%	.25%	2,724,980	161,142
			$ 7,293,570	$ 301,363

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 158,437
Class T	23,363
Class B A	6,872
Class C A	14,898
$ 203,570

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,990,905.22
Class T	858,196.20
Class B	53,489.30
Class C	631,031.23
Class I	2,364,962.18
Class Z	12,013.05
	$ 5,910,596

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,399 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $146,770, including $387 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,866 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $578.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,163 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Class I	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class I	$ 1,623,733	$ -
Class Z	69,039	-
Total	$ 1,692,772	$ -
From net realized gain
Class A	$ 37,839,493	$ 137,322,056
Class T	17,875,839	62,445,073
Class B	643,299	3,852,399
Class C	12,521,859	43,029,289
Class I	54,363,304	186,411,319
Class Z	1,133,044	3,063,141
Total	$ 124,376,838	$ 436,123,277

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,099,446	5,220,254	$ 98,167,613	$ 107,688,537
Reinvestment of distributions	2,120,353	7,296,468	37,169,879	134,255,373
Shares redeemed	(10,494,356)	(14,276,131)	(201,290,163)	(294,576,344)
Net increase (decrease)	(3,274,557)	(1,759,409)	$ (65,952,671)	$ (52,632,434)
Class T
Shares sold	3,175,264	3,124,595	$ 60,037,699	$ 62,967,838
Reinvestment of distributions	1,022,429	3,367,729	17,555,104	60,925,223
Shares redeemed	(5,146,351)	(5,752,274)	(96,828,877)	(116,971,540)
Net increase (decrease)	(948,658)	740,050	$ (19,236,074)	$ 6,921,521
Class B
Shares sold	8,963	22,395	$ 158,780	$ 418,800
Reinvestment of distributions	38,664	215,538	620,174	3,696,342
Shares redeemed	(609,460)	(716,133)	(10,829,188)	(13,868,466)
Net increase (decrease)	(561,833)	(478,200)	$ (10,050,234)	$ (9,753,324)
Class C
Shares sold	1,612,995	1,542,701	$ 28,542,239	$ 29,578,132
Reinvestment of distributions	722,162	2,310,616	11,583,560	39,449,522
Shares redeemed	(2,660,929)	(3,277,603)	(47,073,906)	(63,561,286)
Net increase (decrease)	(325,772)	575,714	$ (6,948,107)	$ 5,466,368
Class I
Shares sold	12,712,026	14,246,143	$ 249,645,141	$ 300,374,725
Reinvestment of distributions	2,955,883	9,390,856	53,176,362	176,640,401
Shares redeemed	(16,706,325)	(17,598,999)	(329,330,057)	(372,200,164)
Net increase (decrease)	(1,038,416)	6,038,000	$ (26,508,554)	$ 104,814,962
Class Z
Shares sold	473,653	632,250	$ 9,240,826	$ 13,642,909
Reinvestment of distributions	66,819	163,698	1,202,083	3,063,141
Shares redeemed	(333,673)	(159,161)	(6,472,362)	(3,378,816)
Net increase (decrease)	206,799	636,787	$ 3,970,547	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/12/16	02/12/16	$0.138

Class T	02/12/16	02/12/16	$0.138

Class B	02/12/16	02/12/16	$0.138

Class C	02/12/16	02/12/16	$0.138

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015 $157,060,580, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMP-UANN-0216
1.801439.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class I

(formerly Institutional Class)

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	-1.52%	7.86%	7.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class I on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks gained modestly in 2015, rebounding from a steep decline in August and September over worries about China's slowing economic growth. The S&P 500® index rose 1.38% for the period, its lowest calendar-year return since 2008. After the late-summer rout, stocks sharply reversed course in October, lifted by the Federal Reserve's decision to put off raising near-term interest rates until mid-December. Investors also were encouraged by an interest-rate cut in China and economic stimulus in Europe. Overall, growth stocks fared much better than their value counterparts, as investors sought growth in a subpar economic environment. This helped lift the technology-heavy Nasdaq Composite Index® 6.96% for the year. Sector performance in the broader market was split, with five of 10 sectors in the S&P 500® gaining ground and five retreating. Consumer discretionary (+10%) led the way, benefiting from rising personal income and low inflation. Health care (+7%), consumer staples (+7%) and information technology (+6%) also outpaced the broad market amid strong fundamentals. Conversely, the energy sector (-21%) was by far the worst performer, stung by deflated commodity prices that also hit materials (-8%). The defensive, but rate-sensitive utilities sector (-5%) lost ground on the cusp of Fed tightening, while industrials (-3%) were dragged down with energy prices and a slower-growing China.

Comments from Portfolio Manager Thomas Allen: For the full-year period, the fund's share classes recorded small declines that, overall, were roughly in line with the -2.18% return of the benchmark S&P MidCap 400 index. Positioning in information technology, energy, materials and health care aided the fund's performance versus the index. Underweighting the lower end of the benchmark's market capitalization spectrum also was helpful, as larger-caps tended to perform better this period. At the stock level, Global Payments was the fund's top contributor. The provider of payment processing services announced strong quarterly results in both July and October, which aided its stock. Electronic Arts, a leading maker of video games, also was helpful, as were Freescale Semiconductor and Netherlands-based NXP Semiconductors. All three were non-index positions. NXP closed a deal to buy Freescale during the period. Conversely, performance was hampered by stock picking in industrials and financials. In the former category, a non-index position in Spirit Airlines was by far our biggest relative detractor. Another detractor from transportation - a group where I reduced the fund's allocation during the period - was less-than-truckload (LTL) hauler and logistics provider Saia. One detractor from the technology sector was Belden, a manufacturer of networking, connectivity and cable products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 934.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.29%
Actual		$ 1,000.00	$ 934.10	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class B	1.89%
Actual		$ 1,000.00	$ 931.60	$ 9.20
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 931.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Class I	.77%
Actual		$ 1,000.00	$ 936.70	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class Z	.64%
Actual		$ 1,000.00	$ 937.10	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.6	1.4
Jones Lang LaSalle, Inc.	1.1	1.0
CBRE Group, Inc.	1.1	1.1
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.0	1.0
Cardinal Health, Inc.	1.0	1.1
McGraw Hill Financial, Inc.	1.0	0.9
Textron, Inc.	1.0	1.2
CDW Corp.	0.9	0.8
Steris PLC	0.9	0.9
	10.7
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	23.8
Financials	20.4	18.0
Consumer Discretionary	17.8	18.5
Industrials	14.5	15.5
Health Care	13.6	13.8
Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Stocks 99.6%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.8%	** Foreign investments	11.6%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.6%
Delphi Automotive PLC	165,196	$ 14,162,253
Gentex Corp.	797,914	12,774,603
Johnson Controls, Inc.	124,754	4,926,535
Modine Manufacturing Co. (a)	48,900	442,545
Tenneco, Inc. (a)	60,708	2,787,104
Visteon Corp.	80,246	9,188,167
		44,281,207
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	621,900	13,544,982
ServiceMaster Global Holdings, Inc. (a)	70,000	2,746,800
		16,291,782
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	27,342	1,311,049
Buffalo Wild Wings, Inc. (a)	29,500	4,709,675
DineEquity, Inc.	235,600	19,948,252
Interval Leisure Group, Inc.	159,200	2,485,112
Jubilant Foodworks Ltd.	24,798	553,623
Las Vegas Sands Corp.	200,879	8,806,535
Panera Bread Co. Class A (a)	33,100	6,447,218
Texas Roadhouse, Inc. Class A	321,600	11,503,632
The Restaurant Group PLC	57,000	576,022
Wyndham Worldwide Corp.	265,878	19,316,037
		75,657,155
Household Durables - 4.1%
Ethan Allen Interiors, Inc.	34,500	959,790
Harman International Industries, Inc.	67,801	6,387,532
iRobot Corp. (a)(d)	8,600	304,440
Jarden Corp. (a)	422,200	24,116,064
Lennar Corp. Class A	431,200	21,089,992
Mohawk Industries, Inc. (a)	13,000	2,462,070
NVR, Inc. (a)	13,570	22,295,510
PulteGroup, Inc.	1,184,700	21,111,354
Toll Brothers, Inc. (a)	350,000	11,655,000
Whirlpool Corp.	17,195	2,525,430
		112,907,182
Leisure Products - 0.9%
Brunswick Corp.	165,000	8,334,150
Polaris Industries, Inc.	179,208	15,402,928
		23,737,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.6%
AMC Networks, Inc. Class A (a)	140,300	$ 10,477,604
Interpublic Group of Companies, Inc.	757,694	17,639,116
John Wiley & Sons, Inc. Class A	6,100	274,683
Lions Gate Entertainment Corp. (d)	127,100	4,116,769
MDC Partners, Inc. Class A	22,900	497,388
Naspers Ltd. Class N	20,600	2,815,697
News Corp. Class A	263,100	3,515,016
Omnicom Group, Inc.	45,900	3,472,794
		42,809,067
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	298,700	23,065,614
Specialty Retail - 3.0%
AutoZone, Inc. (a)	17,600	13,057,616
Dick's Sporting Goods, Inc.	174,600	6,172,110
Foot Locker, Inc.	221,833	14,439,110
GNC Holdings, Inc.	280,600	8,704,212
L Brands, Inc.	47,400	4,541,868
Party City Holdco, Inc.	61,400	792,674
Select Comfort Corp. (a)	24,100	515,981
Signet Jewelers Ltd.	116,422	14,400,237
TJX Companies, Inc.	179,200	12,707,072
Urban Outfitters, Inc. (a)	123,600	2,811,900
Williams-Sonoma, Inc.	62,500	3,650,625
		81,793,405
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	185,500	8,755,600
G-III Apparel Group Ltd. (a)	425,530	18,833,958
Hanesbrands, Inc.	256,000	7,534,080
Kate Spade & Co. (a)	122,700	2,180,379
Page Industries Ltd.	7,027	1,417,091
PVH Corp.	151,900	11,187,435
Ralph Lauren Corp.	89,400	9,966,312
VF Corp.	70,324	4,377,669
		64,252,524
TOTAL CONSUMER DISCRETIONARY		484,795,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
C&C Group PLC	483,326	$ 1,950,270
Dr. Pepper Snapple Group, Inc.	219,303	20,439,040
		22,389,310
Food & Staples Retailing - 0.9%
CVS Health Corp.	138,590	13,549,944
Kroger Co.	278,800	11,662,204
		25,212,148
Food Products - 0.5%
Amplify Snack Brands, Inc.	24,000	276,480
Archer Daniels Midland Co.	43,067	1,579,698
Britannia Industries Ltd.	4,994	222,928
Bunge Ltd.	128,330	8,762,372
Ingredion, Inc.	19,749	1,892,744
		12,734,222
TOTAL CONSUMER STAPLES		60,335,680
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	86,700	4,001,205
Dril-Quip, Inc. (a)	161,400	9,559,722
Ensco PLC Class A	35,700	549,423
Halliburton Co.	280,400	9,544,816
Oceaneering International, Inc.	189,600	7,113,792
		30,768,958
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	128,368	5,708,525
Cimarex Energy Co.	99,847	8,924,325
Columbia Pipeline Group, Inc.	22,154	443,080
Emerald Oil, Inc. warrants 2/4/16 (a)	2,844	0
Energen Corp.	8,961	367,311
EOG Resources, Inc.	17,400	1,231,746
Newfield Exploration Co. (a)	185,100	6,026,856
PDC Energy, Inc. (a)	25,300	1,350,514
Phillips 66 Co.	78,260	6,401,668
Rice Energy, Inc. (a)	27,500	299,750
SM Energy Co.	92,700	1,822,482
Southwestern Energy Co. (a)(d)	433,700	3,083,607
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	600,400	$ 15,499,232
Western Refining, Inc.	49,000	1,745,380
		52,904,476
TOTAL ENERGY		83,673,434
FINANCIALS - 20.3%
Banks - 6.4%
Boston Private Financial Holdings, Inc.	540,367	6,127,762
CIT Group, Inc.	176,100	6,991,170
Comerica, Inc.	267,040	11,170,283
Commerce Bancshares, Inc.	278,255	11,836,968
CVB Financial Corp.	389,200	6,585,264
First Citizen Bancshares, Inc.	15,200	3,924,184
First Commonwealth Financial Corp.	384,000	3,482,880
First Republic Bank	184,400	12,181,464
Hilltop Holdings, Inc. (a)	129,596	2,490,835
Huntington Bancshares, Inc.	1,623,357	17,954,328
Investors Bancorp, Inc.	918,100	11,421,164
Lakeland Financial Corp.	229,786	10,712,623
M&T Bank Corp.	135,200	16,383,536
PacWest Bancorp	202,055	8,708,571
Prosperity Bancshares, Inc.	85,600	4,096,816
Regions Financial Corp.	1,304,600	12,524,160
SunTrust Banks, Inc.	365,115	15,641,527
UMB Financial Corp.	265,500	12,359,025
Valley National Bancorp	88,600	872,710
		175,465,270
Capital Markets - 3.1%
Ameriprise Financial, Inc.	94,987	10,108,517
E*TRADE Financial Corp. (a)	61,000	1,808,040
Franklin Resources, Inc.	66,500	2,448,530
Greenhill & Co., Inc.	80,300	2,297,383
Invesco Ltd.	598,200	20,027,736
Lazard Ltd. Class A	280,268	12,614,863
Legg Mason, Inc.	82,200	3,224,706
PJT Partners, Inc. (a)	11,572	327,372
Raymond James Financial, Inc.	278,524	16,146,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Stifel Financial Corp. (a)	199,900	$ 8,467,764
The Blackstone Group LP	274,419	8,024,012
		85,494,959
Consumer Finance - 1.6%
American Express Co.	21,615	1,503,323
Capital One Financial Corp.	164,300	11,859,174
Discover Financial Services	83,100	4,455,822
OneMain Holdings, Inc. (a)	121,700	5,055,418
SLM Corp. (a)	2,971,669	19,375,282
Synchrony Financial (a)	54,500	1,657,345
		43,906,364
Diversified Financial Services - 1.2%
CRISIL Ltd.	27,931	827,436
McGraw Hill Financial, Inc.	275,871	27,195,363
Moody's Corp.	55,100	5,528,734
		33,551,533
Insurance - 4.5%
ACE Ltd.	11,000	1,285,350
AFLAC, Inc.	241,500	14,465,850
Bajaj Finserv Ltd.	19,464	583,220
Brown & Brown, Inc.	18,900	606,690
First American Financial Corp.	489,700	17,580,230
Hiscox Ltd.	597,954	9,291,050
Marsh & McLennan Companies, Inc.	393,315	21,809,317
Primerica, Inc.	188,858	8,919,763
Principal Financial Group, Inc.	378,700	17,033,926
Progressive Corp.	108,700	3,456,660
Reinsurance Group of America, Inc.	228,891	19,581,625
The Chubb Corp.	49,000	6,499,360
The Travelers Companies, Inc.	3,000	338,580
		121,451,621
Real Estate Investment Trusts - 0.4%
Ladder Capital Corp. Class A	474,242	5,890,086
Mid-America Apartment Communities, Inc.	39,796	3,613,875
SL Green Realty Corp.	2,800	316,344
VEREIT, Inc.	258,600	2,048,112
		11,868,417
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	850,291	29,403,063
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colliers International Group, Inc.	8,200	$ 365,310
Jones Lang LaSalle, Inc.	189,131	30,234,482
Realogy Holdings Corp. (a)	7,400	271,358
		60,274,213
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	141,233	1,881,224
BofI Holding, Inc. (a)(d)	36,400	766,220
Essent Group Ltd. (a)	827,129	18,105,854
Housing Development Finance Corp. Ltd.	115,375	2,192,749
		22,946,047
TOTAL FINANCIALS		554,958,424
HEALTH CARE - 13.6%
Biotechnology - 0.9%
Amgen, Inc.	11,000	1,785,630
Baxalta, Inc.	117,700	4,593,831
Biogen, Inc. (a)	18,500	5,667,475
BioMarin Pharmaceutical, Inc. (a)	2,900	303,804
Medivation, Inc. (a)	6,800	328,712
United Therapeutics Corp. (a)	66,300	10,383,243
		23,062,695
Health Care Equipment & Supplies - 4.3%
Alere, Inc. (a)	12,000	469,080
Becton, Dickinson & Co.	59,000	9,091,310
Boston Scientific Corp. (a)	1,273,010	23,474,304
DENTSPLY International, Inc.	267,700	16,289,545
Hologic, Inc. (a)	532,300	20,594,687
St. Jude Medical, Inc.	21,300	1,315,701
Steris PLC	322,600	24,304,684
Zimmer Biomet Holdings, Inc.	212,000	21,749,080
		117,288,391
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	317,355	28,330,281
Cigna Corp.	32,900	4,814,257
Community Health Systems, Inc. (a)	162,400	4,308,472
DaVita HealthCare Partners, Inc. (a)	250,000	17,427,500
HCA Holdings, Inc. (a)	216,355	14,632,089
Laboratory Corp. of America Holdings (a)	116,800	14,441,152
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	85,906	$ 16,943,240
Molina Healthcare, Inc. (a)	10,700	643,391
Surgery Partners, Inc. (a)(d)	62,300	1,276,527
Surgical Care Affiliates, Inc. (a)	35,300	1,405,293
Universal Health Services, Inc. Class B	2,100	250,929
		104,473,131
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	279,195	11,673,143
Bruker Corp. (a)	211,300	5,128,251
Thermo Fisher Scientific, Inc.	163,530	23,196,731
		39,998,125
Pharmaceuticals - 3.1%
Allergan PLC (a)	63,894	19,966,875
Catalent, Inc. (a)	170,100	4,257,603
Endo Health Solutions, Inc. (a)	297,900	18,237,438
Horizon Pharma PLC (a)	56,300	1,220,021
Jazz Pharmaceuticals PLC (a)	136,966	19,251,941
Perrigo Co. PLC	3,600	520,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	325,282	21,351,510
		84,806,308
TOTAL HEALTH CARE		369,628,650
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	135,578	9,287,093
Esterline Technologies Corp. (a)	78,644	6,370,164
Huntington Ingalls Industries, Inc.	81,300	10,312,905
Rockwell Collins, Inc.	152,300	14,057,290
Textron, Inc.	627,163	26,347,118
		66,374,570
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	83,700	5,191,074
FedEx Corp.	124,846	18,600,806
		23,791,880
Airlines - 1.4%
Allegiant Travel Co.	21,700	3,641,911
Copa Holdings SA Class A	23,000	1,109,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	269,962	$ 11,624,564
Spirit Airlines, Inc. (a)	513,245	20,452,813
		36,829,268
Building Products - 0.5%
A.O. Smith Corp.	68,200	5,224,802
Lennox International, Inc.	71,889	8,978,936
		14,203,738
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	36,400	1,383,564
G&K Services, Inc. Class A	66,800	4,201,720
Herman Miller, Inc.	100,000	2,870,000
HNI Corp.	75,080	2,707,385
KAR Auction Services, Inc.	106,592	3,947,102
Knoll, Inc.	350,200	6,583,760
Matthews International Corp. Class A	35,500	1,897,475
Multi-Color Corp.	22,500	1,345,725
Republic Services, Inc.	101,552	4,467,272
		29,404,003
Construction & Engineering - 1.1%
AECOM (a)	10,600	318,318
EMCOR Group, Inc.	308,921	14,840,565
Jacobs Engineering Group, Inc. (a)	261,076	10,952,138
Quanta Services, Inc. (a)	123,151	2,493,808
		28,604,829
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,263,631
Rockwell Automation, Inc.	5,400	554,094
		3,817,725
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	79,856	15,155,870
Machinery - 4.5%
AGCO Corp.	232,500	10,553,175
Caterpillar, Inc.	18,763	1,275,133
Colfax Corp. (a)	267,780	6,252,663
Cummins, Inc.	69,457	6,112,911
Deere & Co. (d)	120,700	9,205,789
IDEX Corp.	5,654	433,153
Illinois Tool Works, Inc.	146,593	13,586,239
Ingersoll-Rand PLC	214,572	11,863,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc. (d)	289,643	$ 4,446,020
Mueller Industries, Inc.	236,240	6,402,104
Rexnord Corp. (a)	1,207,395	21,877,997
Snap-On, Inc.	54,300	9,308,649
Stanley Black & Decker, Inc.	25,500	2,721,615
Valmont Industries, Inc.	48,423	5,133,806
Wabtec Corp.	38,240	2,719,629
Woodward, Inc.	174,941	8,687,570
Xylem, Inc.	90,100	3,288,650
		123,868,789
Professional Services - 0.7%
CEB, Inc.	76,800	4,714,752
Dun & Bradstreet Corp.	142,884	14,849,934
		19,564,686
Road & Rail - 0.6%
ArcBest Corp.	10,300	220,317
CSX Corp.	63,900	1,658,205
J.B. Hunt Transport Services, Inc.	17,700	1,298,472
Old Dominion Freight Lines, Inc. (a)	92,200	5,446,254
Saia, Inc. (a)	253,524	5,640,909
Swift Transporation Co. (a)	198,200	2,739,124
		17,003,281
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	348,388	11,664,030
HD Supply Holdings, Inc. (a)	28,100	843,843
Misumi Group, Inc.	254,400	3,514,194
WESCO International, Inc. (a)	37,200	1,624,896
		17,646,963
TOTAL INDUSTRIALS		396,265,602
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	285,045	2,616,713
CommScope Holding Co., Inc. (a)	413,491	10,705,282
F5 Networks, Inc. (a)	152,055	14,743,253
Juniper Networks, Inc.	64,905	1,791,378
		29,856,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	222,423	$ 12,050,878
Avnet, Inc.	282,937	12,121,021
Belden, Inc.	292,500	13,946,400
CDW Corp.	607,851	25,554,056
IPG Photonics Corp. (a)(d)	108,100	9,638,196
Jabil Circuit, Inc.	85,500	1,991,295
Keysight Technologies, Inc. (a)	119,947	3,398,099
Littelfuse, Inc.	9,900	1,059,399
Methode Electronics, Inc. Class A	180,500	5,745,315
TE Connectivity Ltd.	246,030	15,895,998
Trimble Navigation Ltd. (a)	564,000	12,097,800
Zebra Technologies Corp. Class A (a)	52,700	3,670,555
		117,169,012
Internet Software & Services - 0.7%
Alphabet, Inc. Class C	20,173	15,308,886
Tencent Holdings Ltd.	180,200	3,528,314
		18,837,200
IT Services - 10.3%
Alliance Data Systems Corp. (a)	75,705	20,937,732
Blackhawk Network Holdings, Inc. (a)	510,450	22,566,995
Broadridge Financial Solutions, Inc.	103,954	5,585,448
Cognizant Technology Solutions Corp. Class A (a)	24,900	1,494,498
Euronet Worldwide, Inc. (a)	328,291	23,778,117
EVERTEC, Inc.	343,756	5,754,475
Fidelity National Information Services, Inc.	331,443	20,085,446
Fiserv, Inc. (a)	239,794	21,931,559
FleetCor Technologies, Inc. (a)	131,664	18,818,736
Genpact Ltd. (a)	916,143	22,885,252
Global Payments, Inc.	655,942	42,314,817
Maximus, Inc.	150,400	8,460,000
The Western Union Co.	499,500	8,946,045
Total System Services, Inc.	575,247	28,647,301
Vantiv, Inc. (a)	193,700	9,185,254
Visa, Inc. Class A	139,500	10,818,225
Xerox Corp.	918,915	9,768,066
		281,977,966
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	607,800	5,233,158
Broadcom Corp. Class A	254,500	14,715,190
Cree, Inc. (a)	273,400	7,291,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	234,300	$ 2,989,668
Maxim Integrated Products, Inc.	198,400	7,539,200
Microchip Technology, Inc. (d)	35,052	1,631,320
NVIDIA Corp.	488,443	16,099,081
NXP Semiconductors NV (a)	266,938	22,489,527
Qorvo, Inc. (a)	25,550	1,300,495
Semtech Corp. (a)	111,400	2,107,688
		81,396,905
Software - 3.9%
Activision Blizzard, Inc.	470,840	18,226,216
Cadence Design Systems, Inc. (a)	817,700	17,016,337
Electronic Arts, Inc. (a)	417,810	28,711,903
Fair Isaac Corp.	114,500	10,783,610
Intuit, Inc.	65,906	6,359,929
Parametric Technology Corp. (a)	306,373	10,609,697
Synopsys, Inc. (a)	302,600	13,801,586
		105,509,278
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	367,367	9,433,985
SanDisk Corp.	146,000	11,094,540
Western Digital Corp.	159,500	9,577,975
		30,106,500
TOTAL INFORMATION TECHNOLOGY		664,853,487
MATERIALS - 3.0%
Chemicals - 2.1%
Albemarle Corp. U.S.	265,842	14,889,810
Ashland, Inc.	28,257	2,901,994
Eastman Chemical Co.	184,700	12,469,097
Ferro Corp. (a)	547,104	6,083,796
PolyOne Corp.	316,457	10,050,674
PPG Industries, Inc.	34,200	3,379,644
Praxair, Inc.	63,000	6,451,200
		56,226,215
Containers & Packaging - 0.4%
Aptargroup, Inc.	62,200	4,518,830
WestRock Co.	176,400	8,047,368
		12,566,198
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
B2Gold Corp. (a)	2,774,500	$ 2,807,184
New Gold, Inc. (a)	671,800	1,563,342
Randgold Resources Ltd. sponsored ADR	14,000	867,020
		5,237,546
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	337,100	8,606,163
TOTAL MATERIALS		82,636,122
UTILITIES - 0.6%
Electric Utilities - 0.5%
Exelon Corp.	378,800	10,519,276
OGE Energy Corp.	96,817	2,545,319
		13,064,595
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. (a)	58,500	846,495
Dynegy, Inc. (a)	87,108	1,167,247
		2,013,742
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,898,782
NiSource, Inc.	22,154	432,225
		2,331,007
TOTAL UTILITIES		17,409,344
TOTAL COMMON STOCKS (Cost $2,422,616,627)		2,714,555,757
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,573,985
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b)	14,829,408	$ 14,829,408
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	21,287,730	21,287,730
TOTAL MONEY MARKET FUNDS (Cost $36,117,138)		36,117,138
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,461,616,712)		2,754,246,880
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(25,753,196)
NET ASSETS - 100%		$ 2,728,493,684
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,550
Fidelity Securities Lending Cash Central Fund	146,770
Total	$ 174,320
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 484,795,014	$ 480,008,603	$ 4,786,411	$ -
Consumer Staples	60,335,680	60,112,752	222,928	-
Energy	83,673,434	83,673,434	-	-
Financials	558,532,409	554,929,004	3,603,405	-
Health Care	369,628,650	369,628,650	-	-
Industrials	396,265,602	392,751,408	3,514,194	-
Information Technology	664,853,487	661,325,173	3,528,314	-
Materials	82,636,122	82,636,122	-	-
Utilities	17,409,344	17,409,344	-	-
Money Market Funds	36,117,138	36,117,138	-	-
Total Investments in Securities:	$ 2,754,246,880	$ 2,738,591,628	$ 15,655,252	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
Bermuda	3.8%
Ireland	2.6%
Canada	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $20,898,043) - See accompanying schedule: Unaffiliated issuers (cost $2,425,499,574)	$ 2,718,129,742
Fidelity Central Funds (cost $36,117,138)	36,117,138
Total Investments (cost $2,461,616,712)		$ 2,754,246,880
Foreign currency held at value (cost $307)		308
Receivable for investments sold		804,632
Receivable for fund shares sold		3,085,127
Dividends receivable		2,985,445
Distributions receivable from Fidelity Central Funds		21,053
Prepaid expenses		6,125
Other receivables		8,322
Total assets		2,761,157,892

Liabilities
Payable for investments purchased	$ 3,907,014
Payable for fund shares redeemed	5,040,435
Accrued management fee	1,266,870
Distribution and service plan fees payable	562,504
Other affiliated payables	542,567
Other payables and accrued expenses	57,088
Collateral on securities loaned, at value	21,287,730
Total liabilities		32,664,208

Net Assets		$ 2,728,493,684
Net Assets consist of:
Paid in capital		$ 2,423,079,552
Undistributed net investment income		27,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,757,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		292,628,840
Net Assets		$ 2,728,493,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($827,590,068 ÷ 46,902,842 shares)	$ 17.64

Maximum offering price per share (100/94.25 of $17.64)	$ 18.72
Class T: Net Asset Value and redemption price per share ($384,754,527 ÷ 22,269,314 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($12,623,841 ÷ 782,173 shares)A	$ 16.14

Class C: Net Asset Value and offering price per share ($252,139,626 ÷ 15,622,687 shares)A	$ 16.14

Class I: Net Asset Value, offering price and redemption price per share ($1,225,670,041 ÷ 67,687,594 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($25,715,581 ÷ 1,420,078 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 32,965,031
Interest		5
Income from Fidelity Central Funds		174,320
Total income		33,139,356

Expenses
Management fee	$ 16,281,330
Transfer agent fees	5,910,596
Distribution and service plan fees	7,293,570
Accounting and security lending fees	883,648
Custodian fees and expenses	67,424
Independent trustees' compensation	12,752
Registration fees	124,559
Audit	82,765
Legal	7,993
Interest	1,706
Miscellaneous	20,520
Total expenses before reductions	30,686,863
Expense reductions	(103,760)	30,583,103
Net investment income (loss)		2,556,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,857,734
Foreign currency transactions	21,500
Total net realized gain (loss)		170,879,234
Change in net unrealized appreciation (depreciation) on: Investment securities	(217,717,971)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(217,717,637)
Net gain (loss)		(46,838,403)
Net increase (decrease) in net assets resulting from operations		$ (44,282,150)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,556,253	$ (3,287,897)
Net realized gain (loss)	170,879,234	445,778,441
Change in net unrealized appreciation (depreciation)	(217,717,637)	(267,126,396)
Net increase (decrease) in net assets resulting from operation	(44,282,150)	175,364,148
Distributions to shareholders from net investment income	(1,692,772)	-
Distributions to shareholders from net realized gain	(124,376,838)	(436,123,277)
Total distributions	(126,069,610)	(436,123,277)
Share transactions - net increase (decrease)	(124,725,093)	68,144,327
Total increase (decrease) in net assets	(295,076,853)	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $27,571 and accumulated net investment loss of $38,431, respectively)	$ 2,728,493,684	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Income from Investment Operations
Net investment income (loss) C	.01	(.02)	.01	.07	(.05)
Net realized and unrealized gain (loss)	(.36)	1.13	5.99	2.22	(1.83)
Total from investment operations	(.35)	1.11	6.00	2.29	(1.88)
Distributions from net realized gain	(.84)	(3.06)	(2.65)	(.88)	-
Net asset value, end of period	$ 17.64	$ 18.83	$ 20.78	$ 17.43	$ 16.02
Total ReturnA, B	(1.85)%	5.93%	35.43%	14.41%	(10.50)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.06%	1.07%	1.10%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%	1.07%	1.10%	1.15%	1.16%
Expenses net of all reductions	1.05%	1.06%	1.09%	1.13%	1.15%
Net investment income (loss)	.06%	(.09)%	.06%	.38%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 827,590	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.03)	.03	(.08)
Net realized and unrealized gain (loss)	(.35)	1.11	5.92	2.20	(1.83)
Total from investment operations	(.38)	1.04	5.89	2.23	(1.91)
Distributions from net realized gain	(.84)	(3.06)	(2.60)	(.88)	-
Net asset value, end of period	$ 17.28	$ 18.50	$ 20.52	$ 17.23	$ 15.88
Total ReturnA, B	(2.04)%	5.66%	35.23%	14.16%	(10.74)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.29%	1.29%	1.31%	1.33%	1.34%
Net investment income (loss)	(.17)%	(.32)%	(.16)%	.18%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,755	$ 429,512	$ 461,205	$ 388,598	$ 420,604
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Income from Investment Operations
Net investment income (loss) C	(.14)	(.18)	(.14)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.32)	1.05	5.67	2.12	(1.77)
Total from investment operations	(.46)	.87	5.53	2.06	(1.94)
Distributions from net realized gain	(.84)	(3.06)	(2.45)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.44	$ 19.63	$ 16.55	$ 15.37
Total ReturnA, B	(2.62)%	5.04%	34.42%	13.52%	(11.21)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.90%
Net investment income (loss)	(.77)%	(.92)%	(.74)%	(.38)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,624	$ 23,440	$ 35,770	$ 43,996	$ 57,534
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Income from Investment Operations
Net investment income (loss) C	(.12)	(.16)	(.13)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.33)	1.04	5.67	2.13	(1.76)
Total from investment operations	(.45)	.88	5.54	2.07	(1.93)
Distributions from net realized gain	(.84)	(3.06)	(2.51)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.43	$ 19.61	$ 16.58	$ 15.39
Total ReturnA, B	(2.57)%	5.09%	34.47%	13.57%	(11.14)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of fee waivers, if any	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of all reductions	1.82%	1.82%	1.84%	1.86%	1.86%
Net investment income (loss)	(.70)%	(.85)%	(.69)%	(.35)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,140	$ 277,963	$ 301,398	$ 233,542	$ 258,215
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Income from Investment Operations
Net investment income (loss)B	.07	.03	.06	.11	-F
Net realized and unrealized gain (loss)	(.37)	1.14	6.09	2.26	(1.87)
Total from investment operations	(.30)	1.17	6.15	2.37	(1.87)
Distributions from net investment income	(.03)	-	(.02)	(.04)	-
Distributions from net realized gain	(.84)	(3.06)	(2.67)	(.88)	-
Total distributions	(.86)G	(3.06)	(2.69)	(.92)	-
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.16	$ 17.70	$ 16.25
Total Return A	(1.52)%	6.11%	35.81%	14.67%	(10.32)%
Ratios to Average Net AssetsC, E
Expenses before reductions	.77%	.85%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.77%	.85%	.89%	.90%	.90%
Expenses net of all reductions	.77%	.85%	.88%	.88%	.89%
Net investment income (loss)	.35%	.13%	.28%	.63%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,670	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531
Portfolio turnover rateD	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.005 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class Z

Years ended December 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss)D	.09	.07	.04
Net realized and unrealized gain (loss)	(.36)	1.15	2.26
Total from investment operations	(.27)	1.22	2.30
Distributions from net investment income	(.05)	-	(.08)
Distributions from net realized gain	(.84)	(3.06)	(2.44)
Total distributions	(.89)	(3.06)	(2.52)
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.11
Total ReturnB, C	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsE, H
Expenses before reductions	.64%	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.64%	.65%A
Expenses net of all reductions	.64%	.63%	.64%A
Net investment income (loss)	.48%	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,716	$ 23,384	$ 12,172
Portfolio turnover rateF	27%	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 505,784,680
Gross unrealized depreciation	(219,029,246)
Net unrealized appreciation (depreciation) on securities	$ 286,755,434
Tax Cost	$ 2,467,491,446

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 67,572
Undistributed long-term capital gain	$ 20,334,590
Net unrealized appreciation (depreciation) on securities and other investments	$ 286,754,106

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,702,134)

The Fund acquired $1,702,134 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 1,692,772	$ 10,986,536
Long-term Capital Gains	124,376,838	425,136,741
Total	$ 126,069,610	$ 436,123,277

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $801,392,635 and $1,047,318,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,289,051	$ 5,170
Class T	.25%	.25%	2,099,471	-
Class B	.75%	.25%	180,068	135,051
Class C	.75%	.25%	2,724,980	161,142
			$ 7,293,570	$ 301,363

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 158,437
Class T	23,363
Class B A	6,872
Class C A	14,898
$ 203,570

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,990,905.22
Class T	858,196.20
Class B	53,489.30
Class C	631,031.23
Class I	2,364,962.18
Class Z	12,013.05
	$ 5,910,596

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,399 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $146,770, including $387 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,866 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $578.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,163 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Class I	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class I	$ 1,623,733	$ -
Class Z	69,039	-
Total	$ 1,692,772	$ -
From net realized gain
Class A	$ 37,839,493	$ 137,322,056
Class T	17,875,839	62,445,073
Class B	643,299	3,852,399
Class C	12,521,859	43,029,289
Class I	54,363,304	186,411,319
Class Z	1,133,044	3,063,141
Total	$ 124,376,838	$ 436,123,277

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,099,446	5,220,254	$ 98,167,613	$ 107,688,537
Reinvestment of distributions	2,120,353	7,296,468	37,169,879	134,255,373
Shares redeemed	(10,494,356)	(14,276,131)	(201,290,163)	(294,576,344)
Net increase (decrease)	(3,274,557)	(1,759,409)	$ (65,952,671)	$ (52,632,434)
Class T
Shares sold	3,175,264	3,124,595	$ 60,037,699	$ 62,967,838
Reinvestment of distributions	1,022,429	3,367,729	17,555,104	60,925,223
Shares redeemed	(5,146,351)	(5,752,274)	(96,828,877)	(116,971,540)
Net increase (decrease)	(948,658)	740,050	$ (19,236,074)	$ 6,921,521
Class B
Shares sold	8,963	22,395	$ 158,780	$ 418,800
Reinvestment of distributions	38,664	215,538	620,174	3,696,342
Shares redeemed	(609,460)	(716,133)	(10,829,188)	(13,868,466)
Net increase (decrease)	(561,833)	(478,200)	$ (10,050,234)	$ (9,753,324)
Class C
Shares sold	1,612,995	1,542,701	$ 28,542,239	$ 29,578,132
Reinvestment of distributions	722,162	2,310,616	11,583,560	39,449,522
Shares redeemed	(2,660,929)	(3,277,603)	(47,073,906)	(63,561,286)
Net increase (decrease)	(325,772)	575,714	$ (6,948,107)	$ 5,466,368
Class I
Shares sold	12,712,026	14,246,143	$ 249,645,141	$ 300,374,725
Reinvestment of distributions	2,955,883	9,390,856	53,176,362	176,640,401
Shares redeemed	(16,706,325)	(17,598,999)	(329,330,057)	(372,200,164)
Net increase (decrease)	(1,038,416)	6,038,000	$ (26,508,554)	$ 104,814,962
Class Z
Shares sold	473,653	632,250	$ 9,240,826	$ 13,642,909
Reinvestment of distributions	66,819	163,698	1,202,083	3,063,141
Shares redeemed	(333,673)	(159,161)	(6,472,362)	(3,378,816)
Net increase (decrease)	206,799	636,787	$ 3,970,547	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class I	02/12/16	02/12/16	$0.138

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015 $157,060,580, or, if subsequently determined to be different, the net capital gain of such year.

Class I designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMPI-UANN-0216
1.801441.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class Z

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class ZA	-1.38%	7.95%	7.32%

A The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class Z on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period. See footnote A above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks gained modestly in 2015, rebounding from a steep decline in August and September over worries about China's slowing economic growth. The S&P 500® index rose 1.38% for the period, its lowest calendar-year return since 2008. After the late-summer rout, stocks sharply reversed course in October, lifted by the Federal Reserve's decision to put off raising near-term interest rates until mid-December. Investors also were encouraged by an interest-rate cut in China and economic stimulus in Europe. Overall, growth stocks fared much better than their value counterparts, as investors sought growth in a subpar economic environment. This helped lift the technology-heavy Nasdaq Composite Index® 6.96% for the year. Sector performance in the broader market was split, with five of 10 sectors in the S&P 500® gaining ground and five retreating. Consumer discretionary (+10%) led the way, benefiting from rising personal income and low inflation. Health care (+7%), consumer staples (+7%) and information technology (+6%) also outpaced the broad market amid strong fundamentals. Conversely, the energy sector (-21%) was by far the worst performer, stung by deflated commodity prices that also hit materials (-8%). The defensive, but rate-sensitive utilities sector (-5%) lost ground on the cusp of Fed tightening, while industrials (-3%) were dragged down with energy prices and a slower-growing China.

Comments from Portfolio Manager Thomas Allen: For the full-year period, the fund's share classes recorded small declines that, overall, were roughly in line with the -2.18% return of the benchmark S&P MidCap 400 index. Positioning in information technology, energy, materials and health care aided the fund's performance versus the index. Underweighting the lower end of the benchmark's market capitalization spectrum also was helpful, as larger-caps tended to perform better this period. At the stock level, Global Payments was the fund's top contributor. The provider of payment processing services announced strong quarterly results in both July and October, which aided its stock. Electronic Arts, a leading maker of video games, also was helpful, as were Freescale Semiconductor and Netherlands-based NXP Semiconductors. All three were non-index positions. NXP closed a deal to buy Freescale during the period. Conversely, performance was hampered by stock picking in industrials and financials. In the former category, a non-index position in Spirit Airlines was by far our biggest relative detractor. Another detractor from transportation - a group where I reduced the fund's allocation during the period - was less-than-truckload (LTL) hauler and logistics provider Saia. One detractor from the technology sector was Belden, a manufacturer of networking, connectivity and cable products.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 934.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.29%
Actual		$ 1,000.00	$ 934.10	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class B	1.89%
Actual		$ 1,000.00	$ 931.60	$ 9.20
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.82%
Actual		$ 1,000.00	$ 931.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Class I	.77%
Actual		$ 1,000.00	$ 936.70	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class Z	.64%
Actual		$ 1,000.00	$ 937.10	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.6	1.4
Jones Lang LaSalle, Inc.	1.1	1.0
CBRE Group, Inc.	1.1	1.1
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.0	1.0
Cardinal Health, Inc.	1.0	1.1
McGraw Hill Financial, Inc.	1.0	0.9
Textron, Inc.	1.0	1.2
CDW Corp.	0.9	0.8
Steris PLC	0.9	0.9
	10.7
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	23.8
Financials	20.4	18.0
Consumer Discretionary	17.8	18.5
Industrials	14.5	15.5
Health Care	13.6	13.8
Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Stocks 99.6%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.8%	** Foreign investments	11.6%

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.6%
Delphi Automotive PLC	165,196	$ 14,162,253
Gentex Corp.	797,914	12,774,603
Johnson Controls, Inc.	124,754	4,926,535
Modine Manufacturing Co. (a)	48,900	442,545
Tenneco, Inc. (a)	60,708	2,787,104
Visteon Corp.	80,246	9,188,167
		44,281,207
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	621,900	13,544,982
ServiceMaster Global Holdings, Inc. (a)	70,000	2,746,800
		16,291,782
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	27,342	1,311,049
Buffalo Wild Wings, Inc. (a)	29,500	4,709,675
DineEquity, Inc.	235,600	19,948,252
Interval Leisure Group, Inc.	159,200	2,485,112
Jubilant Foodworks Ltd.	24,798	553,623
Las Vegas Sands Corp.	200,879	8,806,535
Panera Bread Co. Class A (a)	33,100	6,447,218
Texas Roadhouse, Inc. Class A	321,600	11,503,632
The Restaurant Group PLC	57,000	576,022
Wyndham Worldwide Corp.	265,878	19,316,037
		75,657,155
Household Durables - 4.1%
Ethan Allen Interiors, Inc.	34,500	959,790
Harman International Industries, Inc.	67,801	6,387,532
iRobot Corp. (a)(d)	8,600	304,440
Jarden Corp. (a)	422,200	24,116,064
Lennar Corp. Class A	431,200	21,089,992
Mohawk Industries, Inc. (a)	13,000	2,462,070
NVR, Inc. (a)	13,570	22,295,510
PulteGroup, Inc.	1,184,700	21,111,354
Toll Brothers, Inc. (a)	350,000	11,655,000
Whirlpool Corp.	17,195	2,525,430
		112,907,182
Leisure Products - 0.9%
Brunswick Corp.	165,000	8,334,150
Polaris Industries, Inc.	179,208	15,402,928
		23,737,078
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.6%
AMC Networks, Inc. Class A (a)	140,300	$ 10,477,604
Interpublic Group of Companies, Inc.	757,694	17,639,116
John Wiley & Sons, Inc. Class A	6,100	274,683
Lions Gate Entertainment Corp. (d)	127,100	4,116,769
MDC Partners, Inc. Class A	22,900	497,388
Naspers Ltd. Class N	20,600	2,815,697
News Corp. Class A	263,100	3,515,016
Omnicom Group, Inc.	45,900	3,472,794
		42,809,067
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	298,700	23,065,614
Specialty Retail - 3.0%
AutoZone, Inc. (a)	17,600	13,057,616
Dick's Sporting Goods, Inc.	174,600	6,172,110
Foot Locker, Inc.	221,833	14,439,110
GNC Holdings, Inc.	280,600	8,704,212
L Brands, Inc.	47,400	4,541,868
Party City Holdco, Inc.	61,400	792,674
Select Comfort Corp. (a)	24,100	515,981
Signet Jewelers Ltd.	116,422	14,400,237
TJX Companies, Inc.	179,200	12,707,072
Urban Outfitters, Inc. (a)	123,600	2,811,900
Williams-Sonoma, Inc.	62,500	3,650,625
		81,793,405
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	185,500	8,755,600
G-III Apparel Group Ltd. (a)	425,530	18,833,958
Hanesbrands, Inc.	256,000	7,534,080
Kate Spade & Co. (a)	122,700	2,180,379
Page Industries Ltd.	7,027	1,417,091
PVH Corp.	151,900	11,187,435
Ralph Lauren Corp.	89,400	9,966,312
VF Corp.	70,324	4,377,669
		64,252,524
TOTAL CONSUMER DISCRETIONARY		484,795,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
C&C Group PLC	483,326	$ 1,950,270
Dr. Pepper Snapple Group, Inc.	219,303	20,439,040
		22,389,310
Food & Staples Retailing - 0.9%
CVS Health Corp.	138,590	13,549,944
Kroger Co.	278,800	11,662,204
		25,212,148
Food Products - 0.5%
Amplify Snack Brands, Inc.	24,000	276,480
Archer Daniels Midland Co.	43,067	1,579,698
Britannia Industries Ltd.	4,994	222,928
Bunge Ltd.	128,330	8,762,372
Ingredion, Inc.	19,749	1,892,744
		12,734,222
TOTAL CONSUMER STAPLES		60,335,680
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	86,700	4,001,205
Dril-Quip, Inc. (a)	161,400	9,559,722
Ensco PLC Class A	35,700	549,423
Halliburton Co.	280,400	9,544,816
Oceaneering International, Inc.	189,600	7,113,792
		30,768,958
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	128,368	5,708,525
Cimarex Energy Co.	99,847	8,924,325
Columbia Pipeline Group, Inc.	22,154	443,080
Emerald Oil, Inc. warrants 2/4/16 (a)	2,844	0
Energen Corp.	8,961	367,311
EOG Resources, Inc.	17,400	1,231,746
Newfield Exploration Co. (a)	185,100	6,026,856
PDC Energy, Inc. (a)	25,300	1,350,514
Phillips 66 Co.	78,260	6,401,668
Rice Energy, Inc. (a)	27,500	299,750
SM Energy Co.	92,700	1,822,482
Southwestern Energy Co. (a)(d)	433,700	3,083,607
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	600,400	$ 15,499,232
Western Refining, Inc.	49,000	1,745,380
		52,904,476
TOTAL ENERGY		83,673,434
FINANCIALS - 20.3%
Banks - 6.4%
Boston Private Financial Holdings, Inc.	540,367	6,127,762
CIT Group, Inc.	176,100	6,991,170
Comerica, Inc.	267,040	11,170,283
Commerce Bancshares, Inc.	278,255	11,836,968
CVB Financial Corp.	389,200	6,585,264
First Citizen Bancshares, Inc.	15,200	3,924,184
First Commonwealth Financial Corp.	384,000	3,482,880
First Republic Bank	184,400	12,181,464
Hilltop Holdings, Inc. (a)	129,596	2,490,835
Huntington Bancshares, Inc.	1,623,357	17,954,328
Investors Bancorp, Inc.	918,100	11,421,164
Lakeland Financial Corp.	229,786	10,712,623
M&T Bank Corp.	135,200	16,383,536
PacWest Bancorp	202,055	8,708,571
Prosperity Bancshares, Inc.	85,600	4,096,816
Regions Financial Corp.	1,304,600	12,524,160
SunTrust Banks, Inc.	365,115	15,641,527
UMB Financial Corp.	265,500	12,359,025
Valley National Bancorp	88,600	872,710
		175,465,270
Capital Markets - 3.1%
Ameriprise Financial, Inc.	94,987	10,108,517
E*TRADE Financial Corp. (a)	61,000	1,808,040
Franklin Resources, Inc.	66,500	2,448,530
Greenhill & Co., Inc.	80,300	2,297,383
Invesco Ltd.	598,200	20,027,736
Lazard Ltd. Class A	280,268	12,614,863
Legg Mason, Inc.	82,200	3,224,706
PJT Partners, Inc. (a)	11,572	327,372
Raymond James Financial, Inc.	278,524	16,146,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Stifel Financial Corp. (a)	199,900	$ 8,467,764
The Blackstone Group LP	274,419	8,024,012
		85,494,959
Consumer Finance - 1.6%
American Express Co.	21,615	1,503,323
Capital One Financial Corp.	164,300	11,859,174
Discover Financial Services	83,100	4,455,822
OneMain Holdings, Inc. (a)	121,700	5,055,418
SLM Corp. (a)	2,971,669	19,375,282
Synchrony Financial (a)	54,500	1,657,345
		43,906,364
Diversified Financial Services - 1.2%
CRISIL Ltd.	27,931	827,436
McGraw Hill Financial, Inc.	275,871	27,195,363
Moody's Corp.	55,100	5,528,734
		33,551,533
Insurance - 4.5%
ACE Ltd.	11,000	1,285,350
AFLAC, Inc.	241,500	14,465,850
Bajaj Finserv Ltd.	19,464	583,220
Brown & Brown, Inc.	18,900	606,690
First American Financial Corp.	489,700	17,580,230
Hiscox Ltd.	597,954	9,291,050
Marsh & McLennan Companies, Inc.	393,315	21,809,317
Primerica, Inc.	188,858	8,919,763
Principal Financial Group, Inc.	378,700	17,033,926
Progressive Corp.	108,700	3,456,660
Reinsurance Group of America, Inc.	228,891	19,581,625
The Chubb Corp.	49,000	6,499,360
The Travelers Companies, Inc.	3,000	338,580
		121,451,621
Real Estate Investment Trusts - 0.4%
Ladder Capital Corp. Class A	474,242	5,890,086
Mid-America Apartment Communities, Inc.	39,796	3,613,875
SL Green Realty Corp.	2,800	316,344
VEREIT, Inc.	258,600	2,048,112
		11,868,417
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	850,291	29,403,063
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colliers International Group, Inc.	8,200	$ 365,310
Jones Lang LaSalle, Inc.	189,131	30,234,482
Realogy Holdings Corp. (a)	7,400	271,358
		60,274,213
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	141,233	1,881,224
BofI Holding, Inc. (a)(d)	36,400	766,220
Essent Group Ltd. (a)	827,129	18,105,854
Housing Development Finance Corp. Ltd.	115,375	2,192,749
		22,946,047
TOTAL FINANCIALS		554,958,424
HEALTH CARE - 13.6%
Biotechnology - 0.9%
Amgen, Inc.	11,000	1,785,630
Baxalta, Inc.	117,700	4,593,831
Biogen, Inc. (a)	18,500	5,667,475
BioMarin Pharmaceutical, Inc. (a)	2,900	303,804
Medivation, Inc. (a)	6,800	328,712
United Therapeutics Corp. (a)	66,300	10,383,243
		23,062,695
Health Care Equipment & Supplies - 4.3%
Alere, Inc. (a)	12,000	469,080
Becton, Dickinson & Co.	59,000	9,091,310
Boston Scientific Corp. (a)	1,273,010	23,474,304
DENTSPLY International, Inc.	267,700	16,289,545
Hologic, Inc. (a)	532,300	20,594,687
St. Jude Medical, Inc.	21,300	1,315,701
Steris PLC	322,600	24,304,684
Zimmer Biomet Holdings, Inc.	212,000	21,749,080
		117,288,391
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	317,355	28,330,281
Cigna Corp.	32,900	4,814,257
Community Health Systems, Inc. (a)	162,400	4,308,472
DaVita HealthCare Partners, Inc. (a)	250,000	17,427,500
HCA Holdings, Inc. (a)	216,355	14,632,089
Laboratory Corp. of America Holdings (a)	116,800	14,441,152
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	85,906	$ 16,943,240
Molina Healthcare, Inc. (a)	10,700	643,391
Surgery Partners, Inc. (a)(d)	62,300	1,276,527
Surgical Care Affiliates, Inc. (a)	35,300	1,405,293
Universal Health Services, Inc. Class B	2,100	250,929
		104,473,131
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	279,195	11,673,143
Bruker Corp. (a)	211,300	5,128,251
Thermo Fisher Scientific, Inc.	163,530	23,196,731
		39,998,125
Pharmaceuticals - 3.1%
Allergan PLC (a)	63,894	19,966,875
Catalent, Inc. (a)	170,100	4,257,603
Endo Health Solutions, Inc. (a)	297,900	18,237,438
Horizon Pharma PLC (a)	56,300	1,220,021
Jazz Pharmaceuticals PLC (a)	136,966	19,251,941
Perrigo Co. PLC	3,600	520,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	325,282	21,351,510
		84,806,308
TOTAL HEALTH CARE		369,628,650
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	135,578	9,287,093
Esterline Technologies Corp. (a)	78,644	6,370,164
Huntington Ingalls Industries, Inc.	81,300	10,312,905
Rockwell Collins, Inc.	152,300	14,057,290
Textron, Inc.	627,163	26,347,118
		66,374,570
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	83,700	5,191,074
FedEx Corp.	124,846	18,600,806
		23,791,880
Airlines - 1.4%
Allegiant Travel Co.	21,700	3,641,911
Copa Holdings SA Class A	23,000	1,109,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	269,962	$ 11,624,564
Spirit Airlines, Inc. (a)	513,245	20,452,813
		36,829,268
Building Products - 0.5%
A.O. Smith Corp.	68,200	5,224,802
Lennox International, Inc.	71,889	8,978,936
		14,203,738
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	36,400	1,383,564
G&K Services, Inc. Class A	66,800	4,201,720
Herman Miller, Inc.	100,000	2,870,000
HNI Corp.	75,080	2,707,385
KAR Auction Services, Inc.	106,592	3,947,102
Knoll, Inc.	350,200	6,583,760
Matthews International Corp. Class A	35,500	1,897,475
Multi-Color Corp.	22,500	1,345,725
Republic Services, Inc.	101,552	4,467,272
		29,404,003
Construction & Engineering - 1.1%
AECOM (a)	10,600	318,318
EMCOR Group, Inc.	308,921	14,840,565
Jacobs Engineering Group, Inc. (a)	261,076	10,952,138
Quanta Services, Inc. (a)	123,151	2,493,808
		28,604,829
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,263,631
Rockwell Automation, Inc.	5,400	554,094
		3,817,725
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	79,856	15,155,870
Machinery - 4.5%
AGCO Corp.	232,500	10,553,175
Caterpillar, Inc.	18,763	1,275,133
Colfax Corp. (a)	267,780	6,252,663
Cummins, Inc.	69,457	6,112,911
Deere & Co. (d)	120,700	9,205,789
IDEX Corp.	5,654	433,153
Illinois Tool Works, Inc.	146,593	13,586,239
Ingersoll-Rand PLC	214,572	11,863,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc. (d)	289,643	$ 4,446,020
Mueller Industries, Inc.	236,240	6,402,104
Rexnord Corp. (a)	1,207,395	21,877,997
Snap-On, Inc.	54,300	9,308,649
Stanley Black & Decker, Inc.	25,500	2,721,615
Valmont Industries, Inc.	48,423	5,133,806
Wabtec Corp.	38,240	2,719,629
Woodward, Inc.	174,941	8,687,570
Xylem, Inc.	90,100	3,288,650
		123,868,789
Professional Services - 0.7%
CEB, Inc.	76,800	4,714,752
Dun & Bradstreet Corp.	142,884	14,849,934
		19,564,686
Road & Rail - 0.6%
ArcBest Corp.	10,300	220,317
CSX Corp.	63,900	1,658,205
J.B. Hunt Transport Services, Inc.	17,700	1,298,472
Old Dominion Freight Lines, Inc. (a)	92,200	5,446,254
Saia, Inc. (a)	253,524	5,640,909
Swift Transporation Co. (a)	198,200	2,739,124
		17,003,281
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	348,388	11,664,030
HD Supply Holdings, Inc. (a)	28,100	843,843
Misumi Group, Inc.	254,400	3,514,194
WESCO International, Inc. (a)	37,200	1,624,896
		17,646,963
TOTAL INDUSTRIALS		396,265,602
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	285,045	2,616,713
CommScope Holding Co., Inc. (a)	413,491	10,705,282
F5 Networks, Inc. (a)	152,055	14,743,253
Juniper Networks, Inc.	64,905	1,791,378
		29,856,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	222,423	$ 12,050,878
Avnet, Inc.	282,937	12,121,021
Belden, Inc.	292,500	13,946,400
CDW Corp.	607,851	25,554,056
IPG Photonics Corp. (a)(d)	108,100	9,638,196
Jabil Circuit, Inc.	85,500	1,991,295
Keysight Technologies, Inc. (a)	119,947	3,398,099
Littelfuse, Inc.	9,900	1,059,399
Methode Electronics, Inc. Class A	180,500	5,745,315
TE Connectivity Ltd.	246,030	15,895,998
Trimble Navigation Ltd. (a)	564,000	12,097,800
Zebra Technologies Corp. Class A (a)	52,700	3,670,555
		117,169,012
Internet Software & Services - 0.7%
Alphabet, Inc. Class C	20,173	15,308,886
Tencent Holdings Ltd.	180,200	3,528,314
		18,837,200
IT Services - 10.3%
Alliance Data Systems Corp. (a)	75,705	20,937,732
Blackhawk Network Holdings, Inc. (a)	510,450	22,566,995
Broadridge Financial Solutions, Inc.	103,954	5,585,448
Cognizant Technology Solutions Corp. Class A (a)	24,900	1,494,498
Euronet Worldwide, Inc. (a)	328,291	23,778,117
EVERTEC, Inc.	343,756	5,754,475
Fidelity National Information Services, Inc.	331,443	20,085,446
Fiserv, Inc. (a)	239,794	21,931,559
FleetCor Technologies, Inc. (a)	131,664	18,818,736
Genpact Ltd. (a)	916,143	22,885,252
Global Payments, Inc.	655,942	42,314,817
Maximus, Inc.	150,400	8,460,000
The Western Union Co.	499,500	8,946,045
Total System Services, Inc.	575,247	28,647,301
Vantiv, Inc. (a)	193,700	9,185,254
Visa, Inc. Class A	139,500	10,818,225
Xerox Corp.	918,915	9,768,066
		281,977,966
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp.	607,800	5,233,158
Broadcom Corp. Class A	254,500	14,715,190
Cree, Inc. (a)	273,400	7,291,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	234,300	$ 2,989,668
Maxim Integrated Products, Inc.	198,400	7,539,200
Microchip Technology, Inc. (d)	35,052	1,631,320
NVIDIA Corp.	488,443	16,099,081
NXP Semiconductors NV (a)	266,938	22,489,527
Qorvo, Inc. (a)	25,550	1,300,495
Semtech Corp. (a)	111,400	2,107,688
		81,396,905
Software - 3.9%
Activision Blizzard, Inc.	470,840	18,226,216
Cadence Design Systems, Inc. (a)	817,700	17,016,337
Electronic Arts, Inc. (a)	417,810	28,711,903
Fair Isaac Corp.	114,500	10,783,610
Intuit, Inc.	65,906	6,359,929
Parametric Technology Corp. (a)	306,373	10,609,697
Synopsys, Inc. (a)	302,600	13,801,586
		105,509,278
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	367,367	9,433,985
SanDisk Corp.	146,000	11,094,540
Western Digital Corp.	159,500	9,577,975
		30,106,500
TOTAL INFORMATION TECHNOLOGY		664,853,487
MATERIALS - 3.0%
Chemicals - 2.1%
Albemarle Corp. U.S.	265,842	14,889,810
Ashland, Inc.	28,257	2,901,994
Eastman Chemical Co.	184,700	12,469,097
Ferro Corp. (a)	547,104	6,083,796
PolyOne Corp.	316,457	10,050,674
PPG Industries, Inc.	34,200	3,379,644
Praxair, Inc.	63,000	6,451,200
		56,226,215
Containers & Packaging - 0.4%
Aptargroup, Inc.	62,200	4,518,830
WestRock Co.	176,400	8,047,368
		12,566,198
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
B2Gold Corp. (a)	2,774,500	$ 2,807,184
New Gold, Inc. (a)	671,800	1,563,342
Randgold Resources Ltd. sponsored ADR	14,000	867,020
		5,237,546
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	337,100	8,606,163
TOTAL MATERIALS		82,636,122
UTILITIES - 0.6%
Electric Utilities - 0.5%
Exelon Corp.	378,800	10,519,276
OGE Energy Corp.	96,817	2,545,319
		13,064,595
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. (a)	58,500	846,495
Dynegy, Inc. (a)	87,108	1,167,247
		2,013,742
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,898,782
NiSource, Inc.	22,154	432,225
		2,331,007
TOTAL UTILITIES		17,409,344
TOTAL COMMON STOCKS (Cost $2,422,616,627)		2,714,555,757
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,573,985
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (b)	14,829,408	$ 14,829,408
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	21,287,730	21,287,730
TOTAL MONEY MARKET FUNDS (Cost $36,117,138)		36,117,138
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,461,616,712)		2,754,246,880
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(25,753,196)
NET ASSETS - 100%		$ 2,728,493,684
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,550
Fidelity Securities Lending Cash Central Fund	146,770
Total	$ 174,320
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 484,795,014	$ 480,008,603	$ 4,786,411	$ -
Consumer Staples	60,335,680	60,112,752	222,928	-
Energy	83,673,434	83,673,434	-	-
Financials	558,532,409	554,929,004	3,603,405	-
Health Care	369,628,650	369,628,650	-	-
Industrials	396,265,602	392,751,408	3,514,194	-
Information Technology	664,853,487	661,325,173	3,528,314	-
Materials	82,636,122	82,636,122	-	-
Utilities	17,409,344	17,409,344	-	-
Money Market Funds	36,117,138	36,117,138	-	-
Total Investments in Securities:	$ 2,754,246,880	$ 2,738,591,628	$ 15,655,252	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
Bermuda	3.8%
Ireland	2.6%
Canada	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $20,898,043) - See accompanying schedule: Unaffiliated issuers (cost $2,425,499,574)	$ 2,718,129,742
Fidelity Central Funds (cost $36,117,138)	36,117,138
Total Investments (cost $2,461,616,712)		$ 2,754,246,880
Foreign currency held at value (cost $307)		308
Receivable for investments sold		804,632
Receivable for fund shares sold		3,085,127
Dividends receivable		2,985,445
Distributions receivable from Fidelity Central Funds		21,053
Prepaid expenses		6,125
Other receivables		8,322
Total assets		2,761,157,892

Liabilities
Payable for investments purchased	$ 3,907,014
Payable for fund shares redeemed	5,040,435
Accrued management fee	1,266,870
Distribution and service plan fees payable	562,504
Other affiliated payables	542,567
Other payables and accrued expenses	57,088
Collateral on securities loaned, at value	21,287,730
Total liabilities		32,664,208

Net Assets		$ 2,728,493,684
Net Assets consist of:
Paid in capital		$ 2,423,079,552
Undistributed net investment income		27,571
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,757,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		292,628,840
Net Assets		$ 2,728,493,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($827,590,068 ÷ 46,902,842 shares)	$ 17.64

Maximum offering price per share (100/94.25 of $17.64)	$ 18.72
Class T: Net Asset Value and redemption price per share ($384,754,527 ÷ 22,269,314 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($12,623,841 ÷ 782,173 shares)A	$ 16.14

Class C: Net Asset Value and offering price per share ($252,139,626 ÷ 15,622,687 shares)A	$ 16.14

Class I: Net Asset Value, offering price and redemption price per share ($1,225,670,041 ÷ 67,687,594 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($25,715,581 ÷ 1,420,078 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2015

Investment Income
Dividends		$ 32,965,031
Interest		5
Income from Fidelity Central Funds		174,320
Total income		33,139,356

Expenses
Management fee	$ 16,281,330
Transfer agent fees	5,910,596
Distribution and service plan fees	7,293,570
Accounting and security lending fees	883,648
Custodian fees and expenses	67,424
Independent trustees' compensation	12,752
Registration fees	124,559
Audit	82,765
Legal	7,993
Interest	1,706
Miscellaneous	20,520
Total expenses before reductions	30,686,863
Expense reductions	(103,760)	30,583,103
Net investment income (loss)		2,556,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,857,734
Foreign currency transactions	21,500
Total net realized gain (loss)		170,879,234
Change in net unrealized appreciation (depreciation) on: Investment securities	(217,717,971)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(217,717,637)
Net gain (loss)		(46,838,403)
Net increase (decrease) in net assets resulting from operations		$ (44,282,150)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,556,253	$ (3,287,897)
Net realized gain (loss)	170,879,234	445,778,441
Change in net unrealized appreciation (depreciation)	(217,717,637)	(267,126,396)
Net increase (decrease) in net assets resulting from operation	(44,282,150)	175,364,148
Distributions to shareholders from net investment income	(1,692,772)	-
Distributions to shareholders from net realized gain	(124,376,838)	(436,123,277)
Total distributions	(126,069,610)	(436,123,277)
Share transactions - net increase (decrease)	(124,725,093)	68,144,327
Total increase (decrease) in net assets	(295,076,853)	(192,614,802)

Net Assets
Beginning of period	3,023,570,537	3,216,185,339
End of period (including undistributed net investment income of $27,571 and accumulated net investment loss of $38,431, respectively)	$ 2,728,493,684	$ 3,023,570,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.83	$ 20.78	$ 17.43	$ 16.02	$ 17.90
Income from Investment Operations
Net investment income (loss) C	.01	(.02)	.01	.07	(.05)
Net realized and unrealized gain (loss)	(.36)	1.13	5.99	2.22	(1.83)
Total from investment operations	(.35)	1.11	6.00	2.29	(1.88)
Distributions from net realized gain	(.84)	(3.06)	(2.65)	(.88)	-
Net asset value, end of period	$ 17.64	$ 18.83	$ 20.78	$ 17.43	$ 16.02
Total ReturnA, B	(1.85)%	5.93%	35.43%	14.41%	(10.50)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.06%	1.07%	1.10%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%	1.07%	1.10%	1.15%	1.16%
Expenses net of all reductions	1.05%	1.06%	1.09%	1.13%	1.15%
Net investment income (loss)	.06%	(.09)%	.06%	.38%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 827,590	$ 944,824	$ 1,079,380	$ 929,707	$ 1,323,551
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 20.52	$ 17.23	$ 15.88	$ 17.79
Income from Investment Operations
Net investment income (loss) C	(.03)	(.07)	(.03)	.03	(.08)
Net realized and unrealized gain (loss)	(.35)	1.11	5.92	2.20	(1.83)
Total from investment operations	(.38)	1.04	5.89	2.23	(1.91)
Distributions from net realized gain	(.84)	(3.06)	(2.60)	(.88)	-
Net asset value, end of period	$ 17.28	$ 18.50	$ 20.52	$ 17.23	$ 15.88
Total ReturnA, B	(2.04)%	5.66%	35.23%	14.16%	(10.74)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.29%	1.29%	1.31%	1.33%	1.34%
Net investment income (loss)	(.17)%	(.32)%	(.16)%	.18%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,755	$ 429,512	$ 461,205	$ 388,598	$ 420,604
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 19.63	$ 16.55	$ 15.37	$ 17.31
Income from Investment Operations
Net investment income (loss) C	(.14)	(.18)	(.14)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.32)	1.05	5.67	2.12	(1.77)
Total from investment operations	(.46)	.87	5.53	2.06	(1.94)
Distributions from net realized gain	(.84)	(3.06)	(2.45)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.44	$ 19.63	$ 16.55	$ 15.37
Total ReturnA, B	(2.62)%	5.04%	34.42%	13.52%	(11.21)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of fee waivers, if any	1.89%	1.90%	1.90%	1.91%	1.91%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.90%
Net investment income (loss)	(.77)%	(.92)%	(.74)%	(.38)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,624	$ 23,440	$ 35,770	$ 43,996	$ 57,534
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 19.61	$ 16.58	$ 15.39	$ 17.32
Income from Investment Operations
Net investment income (loss) C	(.12)	(.16)	(.13)	(.06)	(.17)
Net realized and unrealized gain (loss)	(.33)	1.04	5.67	2.13	(1.76)
Total from investment operations	(.45)	.88	5.54	2.07	(1.93)
Distributions from net realized gain	(.84)	(3.06)	(2.51)	(.88)	-
Net asset value, end of period	$ 16.14	$ 17.43	$ 19.61	$ 16.58	$ 15.39
Total ReturnA, B	(2.57)%	5.09%	34.47%	13.57%	(11.14)%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of fee waivers, if any	1.82%	1.83%	1.85%	1.88%	1.87%
Expenses net of all reductions	1.82%	1.82%	1.84%	1.86%	1.86%
Net investment income (loss)	(.70)%	(.85)%	(.69)%	(.35)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,140	$ 277,963	$ 301,398	$ 233,542	$ 258,215
Portfolio turnover rateE	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.16	$ 17.70	$ 16.25	$ 18.12
Income from Investment Operations
Net investment income (loss)B	.07	.03	.06	.11	-F
Net realized and unrealized gain (loss)	(.37)	1.14	6.09	2.26	(1.87)
Total from investment operations	(.30)	1.17	6.15	2.37	(1.87)
Distributions from net investment income	(.03)	-	(.02)	(.04)	-
Distributions from net realized gain	(.84)	(3.06)	(2.67)	(.88)	-
Total distributions	(.86)G	(3.06)	(2.69)	(.92)	-
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.16	$ 17.70	$ 16.25
Total Return A	(1.52)%	6.11%	35.81%	14.67%	(10.32)%
Ratios to Average Net AssetsC, E
Expenses before reductions	.77%	.85%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.77%	.85%	.89%	.90%	.90%
Expenses net of all reductions	.77%	.85%	.88%	.88%	.89%
Net investment income (loss)	.35%	.13%	.28%	.63%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225,670	$ 1,324,447	$ 1,326,260	$ 966,792	$ 972,531
Portfolio turnover rateD	27%	144%	134%	186%	80%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.005 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Mid Cap II Fund Class Z

Years ended December 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.27	$ 21.11	$ 21.33
Income from Investment Operations
Net investment income (loss)D	.09	.07	.04
Net realized and unrealized gain (loss)	(.36)	1.15	2.26
Total from investment operations	(.27)	1.22	2.30
Distributions from net investment income	(.05)	-	(.08)
Distributions from net realized gain	(.84)	(3.06)	(2.44)
Total distributions	(.89)	(3.06)	(2.52)
Net asset value, end of period	$ 18.11	$ 19.27	$ 21.11
Total ReturnB, C	(1.38)%	6.36%	11.35%
Ratios to Average Net AssetsE, H
Expenses before reductions	.64%	.64%	.65%A
Expenses net of fee waivers, if any	.64%	.64%	.65%A
Expenses net of all reductions	.64%	.63%	.64%A
Net investment income (loss)	.48%	.34%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,716	$ 23,384	$ 12,172
Portfolio turnover rateF	27%	144%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 505,784,680
Gross unrealized depreciation	(219,029,246)
Net unrealized appreciation (depreciation) on securities	$ 286,755,434
Tax Cost	$ 2,467,491,446

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 67,572
Undistributed long-term capital gain	$ 20,334,590
Net unrealized appreciation (depreciation) on securities and other investments	$ 286,754,106

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,702,134)

The Fund acquired $1,702,134 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 1,692,772	$ 10,986,536
Long-term Capital Gains	124,376,838	425,136,741
Total	$ 126,069,610	$ 436,123,277

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $801,392,635 and $1,047,318,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,289,051	$ 5,170
Class T	.25%	.25%	2,099,471	-
Class B	.75%	.25%	180,068	135,051
Class C	.75%	.25%	2,724,980	161,142
			$ 7,293,570	$ 301,363

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 158,437
Class T	23,363
Class B A	6,872
Class C A	14,898
$ 203,570

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,990,905.22
Class T	858,196.20
Class B	53,489.30
Class C	631,031.23
Class I	2,364,962.18
Class Z	12,013.05
	$ 5,910,596

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,399 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,283,000.34%		$ 1,706

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,323 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $146,770, including $387 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,866 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $578.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,163 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 22,714
Class T	9,940
Class B	112
Class C	6,421
Class I	28,966
$ 68,153

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class I	$ 1,623,733	$ -
Class Z	69,039	-
Total	$ 1,692,772	$ -
From net realized gain
Class A	$ 37,839,493	$ 137,322,056
Class T	17,875,839	62,445,073
Class B	643,299	3,852,399
Class C	12,521,859	43,029,289
Class I	54,363,304	186,411,319
Class Z	1,133,044	3,063,141
Total	$ 124,376,838	$ 436,123,277

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	5,099,446	5,220,254	$ 98,167,613	$ 107,688,537
Reinvestment of distributions	2,120,353	7,296,468	37,169,879	134,255,373
Shares redeemed	(10,494,356)	(14,276,131)	(201,290,163)	(294,576,344)
Net increase (decrease)	(3,274,557)	(1,759,409)	$ (65,952,671)	$ (52,632,434)
Class T
Shares sold	3,175,264	3,124,595	$ 60,037,699	$ 62,967,838
Reinvestment of distributions	1,022,429	3,367,729	17,555,104	60,925,223
Shares redeemed	(5,146,351)	(5,752,274)	(96,828,877)	(116,971,540)
Net increase (decrease)	(948,658)	740,050	$ (19,236,074)	$ 6,921,521
Class B
Shares sold	8,963	22,395	$ 158,780	$ 418,800
Reinvestment of distributions	38,664	215,538	620,174	3,696,342
Shares redeemed	(609,460)	(716,133)	(10,829,188)	(13,868,466)
Net increase (decrease)	(561,833)	(478,200)	$ (10,050,234)	$ (9,753,324)
Class C
Shares sold	1,612,995	1,542,701	$ 28,542,239	$ 29,578,132
Reinvestment of distributions	722,162	2,310,616	11,583,560	39,449,522
Shares redeemed	(2,660,929)	(3,277,603)	(47,073,906)	(63,561,286)
Net increase (decrease)	(325,772)	575,714	$ (6,948,107)	$ 5,466,368
Class I
Shares sold	12,712,026	14,246,143	$ 249,645,141	$ 300,374,725
Reinvestment of distributions	2,955,883	9,390,856	53,176,362	176,640,401
Shares redeemed	(16,706,325)	(17,598,999)	(329,330,057)	(372,200,164)
Net increase (decrease)	(1,038,416)	6,038,000	$ (26,508,554)	$ 104,814,962
Class Z
Shares sold	473,653	632,250	$ 9,240,826	$ 13,642,909
Reinvestment of distributions	66,819	163,698	1,202,083	3,063,141
Shares redeemed	(333,673)	(159,161)	(6,472,362)	(3,378,816)
Net increase (decrease)	206,799	636,787	$ 3,970,547	$ 13,327,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016 Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class Z	02/12/16	02/12/16	$0.138

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2015 $157,060,580, or, if subsequently determined to be different, the net capital gain of such year.

Class Z designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mid Cap II Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AMPZ-UANN-0216
1.9585884.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2015, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$62,000	$-	$4,800	$1,300

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$52,000	$-	$5,000	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2015A	December 31, 2014A
Audit-Related Fees	$-	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$650,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2015 A	December 31, 2014 A
Deloitte Entities	$40,000	$1,810,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 24, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 24, 2016